As filed with the Securities and Exchange Commission on October 1, 1999
                           Registration No. 333-63215

                                    811-08997


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6


                         Post-Effective Amendment No. 3


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-2 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             1150 SOUTH OLIVE STREET
                              LOS ANGELES, CA 90015
                     (Address of Principal Executive Office)

Name and Address of Agent for Service:               Copies to:
James W. Dederer, Esq.                               Frederick R. Bellamy, Esq.
Executive Vice President, General Counsel            Sutherland, Asbill & Brennan LLP
and Corporate Secretary                              1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life Insurance Company       Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015

It is proposed that this filing will become effective:


     _____immediately  upon  filing  pursuant  to paragraph  (b)
      __x___ On October  15,  1999 pursuant to paragraph (b)
      _____60 days after filing pursuant to paragraph (a)(1)
      _____ On (date) pursuant to paragraph  (a)(1)
     _____On (date) pursuant to paragraph  (a)(2) of Rule 485


Title of securities being registered: Modified Single Payment Variable Life Insurance Contracts.



RECONCILIATION AND TIE BETWEEN ITEMS
IN FORM N-8b-2 AND THE PROSPECTUS

Item No. of
Form N-8b-2                        Caption in Prospectus
- -----------                        ---------------------
1 ...........................      Cover Page
2 ...........................      Cover Page
3 ...........................      Not Applicable
4 ...........................      Distribution
5 ...........................      The Company, The Separate Account
6 ...........................      The Separate Account
7 ...........................      Not Applicable
8 ...........................      Not Applicable
9 ...........................      Legal Proceedings
10...........................      Summary; Description of the Company, Variable
                  Account, and Underlying Funds; The Contract;
                  Contract Termination and Reinstatement; Other
                                    Contract Provisions
11 ...........................      Summary; The Trust; VIP; T. Rowe Price;
                                    Investment Objectives and Policies
12 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
13 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
                                    Investment Advisory Services to VIP;
                   Investment Advisory Services to the Trust;
                     Investment Advisory Services to T. Rowe
                                    Price; Charges and Deductions
14 ...........................      Summary; Application for a Contract
15 ...........................      Summary; Application for a Contract; Premium
                                    Payments; Allocation of Net Premiums
16 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Allocation of Net Premiums
17 ...........................      Summary; Surrender; Partial Withdrawal;
                  Charges and Deductions; Contract Termination
                                    and Reinstatement
18 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Premium Payments
19 ...........................      Reports; Voting Rights
20 ...........................      Not Applicable
21 ...........................      Summary; Contract Loans; Other Contract
                                    Provisions
22 ...........................      Other Contract Provisions
23 ...........................      Not Required
24 ...........................      Other Contract Provisions
25 ...........................      Allmerica Financial
26 ...........................      Not Applicable
27 ...........................      The Company
28 ...........................      Directors and Principal Officers
29 ...........................      The Company
30 ...........................      Not Applicable
31 ...........................      Not Applicable
32 ...........................      Not Applicable
33 ...........................      Not Applicable
34 ...........................      Not Applicable
35 ...........................      Distribution
36 ...........................      Not Applicable
37 ...........................      Not Applicable
38 ...........................      Summary; Distribution
39 ...........................      Summary; Distribution
40 ...........................      Not Applicable
41 ...........................      The Company; Distribution
42 ...........................      Not Applicable
43 ...........................      Not Applicable
44 ...........................      Premium Payments; Contract Value and Cash
                                    Surrender Value
45 ...........................      Not Applicable
46 ...........................      Contract Value and Cash Surrender Value;
                                    Taxation of the Contracts
47 ...........................      The Company
48 ...........................      Not Applicable
49 ...........................      Not Applicable
50 ...........................      The Separate Account
51 ...........................      Cover Page; Summary; Charges and Deductions;
                                    The Contract; Contract Termination and
                    Reinstatement; Other Contract Provisions
52 ...........................      Addition, Deletion or Substitution of
                                    Investments
53 ...........................      Taxation of the Contracts
54 ...........................      Not Applicable
55 ...........................      Not Applicable
56 ...........................      Not Applicable
57 ...........................      Not Applicable
58 ...........................      Not Applicable
59 ...........................      Not Applicable



                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2. The prospectus consists of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940

The signatures.

Written consents of the following persons:

     1.    Ernst & Young LLP
     2.     Actuarial Opinion

The following exhibits:

     1.    Exhibit 1
     (Exhibits required by paragraph A of the instructions to Form N-8B-2)

           (1) Certified copy of Resolutions of the Board of Directors of the Company of December 6, 1996 establishing the Transamerica Occidental Life Separate Account
                  VUL-2. 1/ 3/

           (2)    Not Applicable.

(3) (a) Form of Distribution Agreement between Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. 1/ 3/


(b) Form of Sales Agreement between Transamerica Life Companies, Transamerica Securities Sales Corporation and Broker-Dealers 1/ 3/


           (4)    Not Applicable.

           (5) Forms of Policy and Policy riders. 1/ 2/ 3/

           (6)    Organizational documents of the Company, as amended. 1/ 3/

           (7)    Not Applicable.

           (8) Form of Participation Agreement between: Transamerica Occidental Life Insurance Company and:

                  (a) re The Alger American Fund 1/ 3/
                   (b) re Alliance Variable Products Series Fund, Inc. 1/ 3/ (c) re Dreyfus Variable Investment Fund 1/ 3/ (d) re Janus Aspen Series 1/ 3/ (e) re MFS Variable Insurance Trust 1/ 3/ (f) re Morgan Stanley Universal Funds, Inc. 1/ 3/ (g) re OCC Accumulation Trust 1/ 3/ (h) re Transamerica Variable Insurance Fund, Inc. 1/ 3/

                  (i) re PIMCO Variable Insurance Trust 5/


(9) Administrative Agreements between Transamerica Occidental Life Insurance Company and First Allmerica Financial Life Insurance Company 1/ 3/

           (10)   Form of Application. 1/ 3

(11) Issuance, Transfer and Redemption Procedures Memorandum. 1/ 3/

           (12)   Financial Data Schedule.

     2. Form of Policy and Policy riders are included in Exhibit 1 above.

     3.    Opinion of Counsel. 1/

     4.    Not Applicable.

     5.    Not Applicable.

     6.    Actuarial Consent  1/

     7. Consent of Independent Accountants 2/ 3/4/

     8.    Powers of Attorney 1/ 4/

     1/ Incorporated herein by reference to the initial filing of this Registration Statement (File No. 333-63215) on September 10, 1998.

     2/ Incorporated by reference to Pre-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on January 15, 1999.

     3/ Incorporated by reference to Pre-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on February 1, 1999.


     4/ Incorporated by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on April 30, 1999.

     5/ Filed herewith.

                                     Part II

Undertaking To File Reports
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Rule 484 Undertaking
Article V, Section I, of Transamerica's Bylaws provides: Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the corporation's Articles of Incorporation.)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of Transamerica Occidental Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.


Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 Transamerica hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 1st day of October, 1999.


               Transamerica Occidental Life Separate Account VUL-2
                                  (Registrant)

(SEAL)






Attest:___________________________       By:__________________________________
         (Title)                                     (Name)  David M. Goldstein
                                                   (Title)  Vice President
                 Transamerica Occidental Life Insurance Company


Pursuant to the requirements of the Securities Act of 1933, Transamerica Occidental Life Insurance Company has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Los Angeles and the State of California, on the 1st day of October, 1999.


                 Transamerica Occidental Life Insurance Company
(SEAL)



Attest:___________________________       By:___________________________________
         (Title)                                     (Name)   David M. Goldstein
                                                     (Title)  Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                       Date



______________________*             Director, Chairman,                October 1, 1999
Thomas J. Cusack                    President and Chief Executive Officer

_____________________*              Director                           October 1, 1999
James W. Dederer

______________________*             Directorand                        October 1, 1999
Karen MacDonald                     and Acting Chief Financial Officer


_____________________*              Director                           October 1, 1999
George A. Foegele

______________________*             Director                           October 1, 1999
David E. Gooding


______________________*             Director                           October 1, 1999
Frank C. Herringer

______________________*             Director                           October 1, 1999
Richard N. Latzer

______________________*             Director                           October 1, 1999
Gary U. Rolle'

_____________________*              Director                           October 1, 1999
Paul E. Rutledge III

______________________*             Director                           October 1, 1999
T. Desmond Sugrue

______________________*             Director                           October 1, 1999
Nooruddin S. Veerjee

______________________*             Director                           October 1, 1999
Robert A. Watson


___________________________________ On October 1, 1999 as Attorney-in-Fact pursuant to
*By: David M. Goldstein                     powers of attorney previously filed and filed herewith,

                                            and in his own capacity as Vice President.


47

                                                         1
                                 PROSPECTUS FOR


                             TRANSAMERICA LINEAGESM

                             VARIABLE LIFE INSURANCE
           A Modified Single Payment Variable Life Insurance Contract

                                    Issued By

                 Transamerica Occidental Life Insurance Company


              Offering 19 Sub-Accounts Under Separate Account VUL-2


                         In Addition to a Fixed Account



                 Portfolios Associated with Sub-Account Options

Alger American Income & Growth       MSDW UF Emerging Markets Equity
Alliance VPF Growth and Income       MSDW UF Fixed Income
Alliance VPF Premier Growth          MSDW UF High Yield
Dreyfus VIF Capital Appreciation     MSDW UF International Magnum
Dreyfus VIF Small Cap                OCC Accumulation Trust Managed
Janus Aspen Series Balanced          OCC Accumulation Trust Small Cap
Janus Aspen Series Worldwide Growth  PIMCO VIT StocksPLUS Growth and Income
MFS VIT Emerging Growth              Transamerica VIF Growth
MFS VIT Growth With Income           Transamerica VIF Money Market
MFS VIT Research

Please read and retain this prospectus.
It contains information you should know
before investing.


     Neither the SEC nor the state securities commissions have approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


         The SEC's web site is http://www.sec.gov

         Transamerica's web site is
         http://www.transamerica.com



You bear the entire investment risk for all assets you place in the sub-accounts. Additionally, please analyze any current policies you may own before investing in this contract. It may not be to your advantage to replace existing insurance with this contract.

Each  contract  is a  "modified  endowment  contract"  for  federal  income  tax
purposes,   except  in  certain  circumstances  described  in  Taxation  of  the
Contracts. If the contract is classified as a modified endowment contract, any contract loan, partial withdrawal or surrender may result in adverse tax consequences and/or penalties.




                                             October 15, 1999


TABLE OF CONTENTS
SUMMARY   4

PERFORMANCE INFORMATION. .................................................................................10
DESCRIPTION OF TRANSAMERICA, THE SEPARATE ACCOUNT
AND THE PORTFOLIOS .......................................................................................15
21E CONTRACT..............................................................................................
      Applying for a Contract.............................................................................21
      Free Look Period....................................................................................21
      Conversion Privilege................................................................................22
      Payments............................................................................................22
      Allocation of Payments..............................................................................22
      Transfer Privilege..................................................................................23
      Dollar Cost Averaging...............................................................................23
      Automatic Account Rebalancing.......................................................................24
      Transfer Privileges Subject to Possible Limits......................................................24
      Death Benefit.......................................................................................24
      Guaranteed Death Benefit Rider......................................................................24
      Death Benefit and Net Death Benefit.................................................................25
      Guideline Minimum Sum Insured.......................................................................25
      Illustration........................................................................................25
      Option to Accelerate Death Benefits (Living Benefits Rider).........................................26
      Contract Value......................................................................................26
      Computing Contract Value............................................................................27
      The Unit............................................................................................27
      Net Investment Factor...............................................................................27
      Benefit Payment Options.............................................................................28
      Optional Insurance Benefits.........................................................................28
      Surrender...........................................................................................28
      Partial Withdrawal..................................................................................28
29ARGES AND DEDUCTIONS....................................................................................
      Monthly Deductions..................................................................................29
      Daily Deductions....................................................................................30
      Surrender Charge....................................................................................30
      Partial Withdrawal Costs - Surrender Charges and Withdrawal Transaction Fees........................31
      Transfer Charges....................................................................................31
CONTRACT LOANS............................................................................................31
CONTRACT TERMINATION AND REINSTATEMENT....................................................................33
34HER CONTRACT PROVISIONS.................................................................................
FEDERAL TAX CONSIDERATIONS................................................................................35
      The Company and the Separate Account................................................................35
      Taxation of the Contracts...........................................................................35
VOTING RIGHTS.............................................................................................37
DIRECTORS AND PRINCIPAL OFFICERS OF TRANSAMERICA
         OCCIDENTAL LIFE INSURANCE COMPANY................................................................38
40STRIBUTION..............................................................................................
REPORTS  40
SERVICES 40
LEGAL PROCEEDINGS.........................................................................................40
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................................................41
41AR 2000 ISSUE...........................................................................................
FURTHER INFORMATION.......................................................................................42
MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................................................42
INDEPENDENT AUDITORS......................................................................................43
FINANCIAL STATEMENTS......................................................................................43





APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.........................................................A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS.................................................................B-1
APPENDIX C - BENEFIT PAYMENT OPTIONS......................................................................C-1
APPENDIX D - ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
         AND ACCUMULATED PAYMENTS.........................................................................D-1
APPENDIX E -- SPECIAL TERMS...............................................................................E-1


SUMMARY

This summary provides a brief overview of the more significant aspects of the contract. The prospectus and the contract provide further detail. We do not claim that the contract is similar or comparable to an investment plan of a mutual fund. The contract and its attached application are the entire agreement between you and Transamerica Occidental Life Insurance Company.


This Transamerica LineageSM contract provides insurance protection for the named beneficiary. It is part of the Transamerica SeriesSM of variable insurance products. It is a modified endowment contract for federal income tax purposes, except in certain circumstances described in Taxation of the Contracts. If you receive a loan, distribution or other amounts, you will be taxed to the extent income has accumulated in the contract. Death benefits are generally not subject to federal income tax. See Taxation of the Contracts on page 35.


You will find  definitions of special terms used in this  prospectus in Appendix
E.

What is the Contract's Objective?

The objective of the contract is to give permanent life insurance protection and to help you build assets on a tax-deferred basis. Benefits available through the contract include:

      a life insurance benefit that can protect your family or other heirs;

      payment options that can guarantee an income for life;

      a personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

      experienced, professional investment advisers; and

      tax deferral on earnings while your money is accumulating.

The contract combines features and benefits of traditional life insurance with the advantages of professional money management. Unlike the fixed benefits of ordinary life insurance, the contract value will increase or decrease depending on investment results. Unlike traditional insurance policies, the contract has no fixed schedule for payments. Who Are the Key Persons Under the Contract?

The contract is a contract between you and us. Each contract has a contract owner, you; the insured; and a beneficiary. As contract owner, you make the payment, choose investment allocations and select the insured and beneficiary. The insured is the person covered under the contract. The beneficiary is the person who receives the net death benefit when the insured dies.

What Happens When the Insured Dies?

We will pay the net death benefit to the beneficiary when the insured dies while the contract is in effect. If the contract was issued as a second-to-die contract, the net death benefit will be paid on the death of the last surviving insured.

Through the final payment date, the death benefit is the greater of:

      the face amount (the amount of insurance determined by your payment); or

      the minimum death benefit provided by the guideline minimum sum insured.

The net death benefit is the death benefit:

     less any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is the guideline minimum sum insured:

      less any outstanding loan, and any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed death benefit will be provided unless the rider is subsequently terminated. The guaranteed death benefit will be the greater of:

      the face amount as of the final payment date; or


      the guideline minimum sum insured as of the date due proof of death is received by us. The net death benefit will be the death benefit reduced by any outstanding loan through the contract month in which the insured dies. See Guaranteed Death Benefit Rider on page 24. The rider may not be available in all jurisdictions.


The beneficiary may receive the net death benefit:

      in a lump sum; or

      under one of our benefit payment options.

Can I Examine the Contract?

Yes. You have the right to examine and cancel your contract by returning it to us or to one of our representatives within 10 days, or such later date as provided by state law, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment.

If your contract does not provide for a full refund, you will receive:

      amounts allocated to the fixed account; plus

      the value of the units in the separate account; plus

      all fees, charges and taxes which have been imposed.

Your refund will be determined as of the valuation date that your written request is received at our Variable Life Service Center.

What Are My Investment Choices?


The contract gives you an opportunity to select among a number of investment options, including sub-accounts and a fixed account. The sub-accounts invest in nineteen portfolios from nine mutual fund families, and offer a wide range of investment objectives.


The available sub-accounts are as follows:


     Alger American Income & Growth Alliance VPF Growth and Income Alliance VPF Premier Growth Dreyfus VIF Capital Appreciation Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth With Income MFS VIT Research MSDW* UF Emerging Markets Equity
     Morgan Stanley Dean WitterMSDW* UF Fixed Income MSDW* UF High Yield MSDW* UF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth and Income Transamerica VIF Growth Transamerica VIF Money Market

*Morgan Stanley Dean Witter


This range of investment choices allows you to allocate your money among the sub-accounts to meet your investment needs. You may allocate payments and value among up to:


 seventeennineteen sub-accounts; and


      the fixed account.


See Free Look Period on page 21.


If your contract provides for a full refund under its right to cancel provision as required in your state, after the contract is issued by us we will allocate all sub-account investments to the sub-account investing in the Money Market portfolio of Transamerica Variable Insurance Fund, Inc., until the end of four calendar days plus the number of days under the state free look period. This period is usually 10 days, but longer under some circumstances. After this, we will allocate all amounts to the sub-accounts as you have chosen.

The contract also offers a fixed account, which provides a guaranteed minimum interest rate of 4% annually on amounts allocated to the fixed account. We may declare a higher rate. The fixed account is part of the general account of Transamerica. Amounts in the fixed account do not vary with the investment performance of a portfolio.

What Are the Investment Objectives of the Portfolios?


A summary of investment objectives of the portfolios is set forth below. Before investing, carefully read prospectuses of the portfolios that accompany this prospectus. Statements of Additional Information for the portfolios are available without charge on request. There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be less than the aggregate payments made to the contract. The Income & Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income.

Capital appreciation is a secondary objective of the portfolio.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. seeks growth of capital by pursuing aggressive investment policies.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital.

The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital.


The Growth With Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income.


The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income.


The  Emerging  Markets  Equity  Portfolio  of the  Morgan  Stanley  Dean  Witter
Universal  Funds,  Inc.  seeks  long-term  capital   appreciation  by  investing
primarily in equity securities of issuers in emerging market countries.

The Fixed Income Portfolio of the WitterMorgan Stanley Dean Witter Universal Funds, Inc. seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agencies securities, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives.

The High Yield Portfolio of the Witter Morgan Stanley Dean Witter Universal Funds, Inc. seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives.

The International Magnum Portfolio of the WitterMorgan Stanley Dean Witter Universal Funds, Inc. seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in European, Australian, and Far East or EAFE countries.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the adviser's assessments of the relative outlook for such investments.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion.


The StocksPLUS Growth and Income Portfolio of the PIMCO Variable Insurance Trust seeks to achieve a total return which exceeds the total return performance of the S&P 500.


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks long-term capital growth.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal.
Can I Make Transfers Among the Sub-Accounts and the Fixed Account?

Yes. You may transfer contract value among the sub-accounts and the fixed account, subject to our consent and then current rules. You will incur no current taxes on transfers while your money is in the contract. You also may elect automatic account rebalancing so that assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more sub-accounts.

The first 18 transfers of contract value in a contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same contract year. This charge is for the costs of processing the transfer.

How Much Can I Invest and How Often?

The contract requires a single payment of at least $10,000 on or before the date of issue. Additional payments of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the contract. Additional payments may be accepted, subject to our underwriting approval if the payment would increase the death benefit.

What If I Need My Money?

You may borrow up to the loan value of your contract. The maximum loan value is 90% of the result of the contract value less surrender charges. You may also make partial withdrawals and you may surrender the contract for its surrender value.

The guaranteed annual interest rate credited to the contract value securing a loan will be at least 4.0%. However, any portion of the outstanding loan that is a preferred loan will be credited interest at an annual rate not less than 5.50%.

We will allocate contract loans among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account.

You may surrender your contract and receive its surrender value. You may make partial withdrawals of $1,000 or more from the contract value, subject to partial withdrawal costs, including any applicable surrender charges. The face amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the contract value below $10,000.

A loan, surrender or partial withdrawal may have tax consequences. See Taxation of the Contracts.

Can I Make Future Changes Under My Contract?

Yes. There are several changes you can make after receiving your contract, within limits. You may:

      cancel your contract under its right to cancel provision;

      transfer your ownership to someone else;

      change the beneficiary;

     change the allocation for any additional payment, with no federal income tax consequences under current law;

      make transfers of the contract value among the fixed account and the sub-accounts, with no federal income taxes incurred under current law; and

      add or remove certain optional insurance benefits provided by rider.

Can I Convert My Contract Into a Non-Variable Contract?

Yes. You can convert your contract without charge during the first 24 months after the date of issue. On conversion, we will transfer the portion of the contract value in the sub-accounts to the fixed account. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

What Charges Will I Incur Under My Contract?

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

Through the final payment date or, for the distribution fee and the tax charge only for the first ten contract years, we deduct the following monthly charges from the contract value:

      0.30% annually for the administrative expenses;
      a deduction for the cost of insurance, which varies depending on the type of contract and underwriting class. It is deducted on each monthly processing date starting with the date of issue and continuing through the final payment date;

      0.40% annually for distribution expenses, deducted only during the first ten contract years; and

      0.20% annually for federal, state and local taxes, deducted only during the first ten contract years.

The following daily charge is deducted from the separate account:

      0.80% annually for the mortality and expense risks.

The following charges and fees apply if you exercise certain contract rights:

      we may charge $25 for transfers in excess of 18 in a contract year;

     we will charge for surrenders, and for partial withdrawals in excess of the Free 10%

     Withdrawal amount, during the first nine contract years, adjusted for reinstatements;

     we may charge a withdrawal transaction fee for partial withdrawals, equal to 2% of the amount withdrawn up to a $25 maximum. Currently, no charge is imposed; and

      we may charge up to $25 for each projection of values you request during a contract year in excess of one projection of values in addition to your annual statement.

There are also deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying prospectuses.

What Are the Expenses and Fees of the Portfolios?

In addition to the charges described above, certain management fees and other expenses are deducted from the assets of the underlying portfolios. The levels of fees and expenses vary among the portfolios. The following table shows the management fees, other expenses and the total portfolio annual expenses of the portfolios for 1998. For more information concerning these fees and expenses, see the prospectuses of the portfolios.


                               Portfolio Expenses

                    (as a percentage of assets after fee waiver and/or expense reimbursement)(1)

                                                                                              Total
                                                                                            Portfolio
                                                       Management          Other              Annual
Portfolio                                               Fees (2)          Expenses           Expenses
---------                                               --------          --------           --------
Alger American Income & Growth                           0.625%            0.075%             0.70%
Alliance VPF Growth and Income                           0.625%            0.105%             0.73%
Alliance VPF Premier Growth                               0.97%            0.09%              1.06%
Dreyfus VIF Capital Appreciation                          0.75%            0.06%              0.81%
Dreyfus VIF Small Cap                                     0.75%            0.02%              0.77%
Janus Aspen Series Balanced                               0.72%            0.02%              0.74%
Janus Aspen Series Worldwide Growth                       0.65%            0.07%              0.72%
MFS VIT Emerging Growth                                   0.75%            0.10%              0.85%
MFS VIT Growth With Income                                0.75%            0.13%              0.88%
MFS VIT Research                                          0.75%            0.11%              0.86%
MSDW UF Emerging Markets Equity                           0.00%            1.95%              1.95%

                         Portfolio Expenses (continued)

                                                                                              Total
                                                                                            Portfolio
                                                       Management          Other              Annual
Portfolio                                               Fees (2)          Expenses           Expenses
---------                                               --------          --------           --------
MSDW UF Fixed Income                                      0.06%            0.64%              0.70%
MSDW UF High Yield                                        0.15%            0.65%              0.80%
MSDW UF International Magnum                              0.15%            1.00%              1.15%
OCC Accumulation Trust Managed                            0.78%            0.04%              0.82%
OCC Accumulation Trust Small Cap                          0.80%            0.08%              0.88%
PIMCO VIT StocksPLUS Growth and Income                    0.40%            0.25%              0.65%
Transamerica VIF Growth                                   0.64%            0.21%              0.85%
Transamerica VIF Money Market                             0.00%            0.60%              0.60%


Transamerica may receive payments from some or all of the portfolios or their advisers in varying amounts that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Expense information regarding the portfolios has been provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1998. Actual expenses in future years may be higher or lower than these figures.

Notes to Portfolio Expenses table:

(1) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1998. The expenses shown in the table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for 1999. Without such waivers or reimbursements, the annual expenses for 1998 for certain portfolios would have been, as a percentage of assets, as follows:


                                                             Management        Other        Total Portfolio
         Portfolio                                              Fees          Expenses      Annual Expenses
         ---------                                              ----          --------      ---------------
         Alliance VPF Premier Growth                            1.00%           0.09%            1.09%
         Janus Aspen Series Worldwide Growth                    0.67%           0.07%            0.74%
         MSDW UF Emerging Markets Equity                        1.25%           2.20%            3.45%
         MSDW UF Fixed Income                                   0.40%           0.64%            1.04%
         MSDW UF High Yield                                     0.50%           0.65%            1.15%
         MSDW UF International Magnum                           0.80%           1.00%            1.80%
         PIMCO VIT StocksPLUS Growth and Income                 0.40%           0.32%            0.72%
         Transamerica VIF Growth                                0.75%           0.21%            0.96%
         Transamerica VIF Money Market                          0.35%           2.68%            3.03%

  (2) The management fee of certain of the portfolios includes breakpoints at designated asset levels. Further information on these breakpoints is provided under Description of Transamerica, the Separate Account, and the Portfolios, on page 15 and in the prospectuses for the portfolios.

What Charges Will I Incur If I Surrender
My Contract Or Make A Partial
Withdrawal?

The charges below apply only if you surrender your contract or make partial withdrawals:

      Surrender Charge - This charge applies on full surrenders within the first nine contract years. The surrender charge begins at 9.00% of the payment(s) withdrawn and decreases by 1% each contract year until it is 0% at the start of the tenth contract year. If you reinstate your contract, however, the surrender charges which will apply upon reinstatement are those which were in effect on the date of default.

      Partial Withdrawal Costs - We deduct from the contract value a surrender charge on a withdrawal exceeding the Free 10% Withdrawal Amount on partial withdrawals taken during the first nine contract years, adjusted as applicable for reinstatements.

Currently, we do not impose a withdrawal transaction fee. We reserve the right, however, to impose a withdrawal transaction fee equal to 2% of the amount withdrawn, not to exceed $25, for each partial withdrawal taken.

What Are the Lapse and Reinstatement Provisions of My Contract?

If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will lapse if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract lapses, you will have a 62-day grace period in which to pay the required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether the Guaranteed Death Benefit Rider is or is not in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated.
The rider may not be available in all jurisdictions.

Within limits, the contract may be reinstated within three years from the date of default if it lapses or the outstanding loan is foreclosed.

How is My Contract Taxed?

The contract has been designed to be a modified endowment contract. However, under Section 1035 of the Internal Revenue Code an exchange of:

(1) a life insurance contract entered into before June 21, 1988; or

(2) a life insurance contract that is not itself a modified endowment contract will not cause the contract to be treated as a modified endowment contract if no additional payments are made and there is no increase in the death benefit as a result of the exchange.

If the contract is considered a modified endowment contract, all distributions, including contract loans, partial withdrawals, surrenders and assignments, will be taxed on an income-out-first basis. Also, a 10% federal penalty tax may be imposed on that part of a distribution that is includible in income. However, the net death benefit under the contract is generally excludable from the gross income of the beneficiary. In some circumstances, federal estate tax may apply to the net death benefit or the contract value.

PERFORMANCE INFORMATION

The contracts were first offered to the public in 1999. However, the Company may advertise total return and average annual total return performance information based on the periods that the portfolios have been in existence.

The portfolios are not available for purchase directly by the general public and are not the same as mutual funds that may have similar names that are sold directly to the public. There can be no assurance, and no representation is made, that the investment performance of the portfolios will be comparable to a fund with a similar name or same investment objective or adviser.

The results for any period prior to the contracts being offered will be calculated as if the contracts had been offered during that period of time when the portfolio was in existence, with all charges assumed to be those applicable to the sub-accounts and the portfolios.

Total return and average annual total return are based on the hypothetical profile of a representative contract owner and historical earnings and are not intended to indicate future performance. Total return is the total income generated net of certain expenses and charges. Average annual total return is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to the cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the portfolio's return.

Performance information under the contracts is net of portfolio expenses, mortality and expense risk charges, monthly deductions and surrender charges. We take a representative contract owner and assume that:

     the insured is a male age 55, standard, non-tobacco user underwriting class, issued under simplified underwriting guidelines;

     the contract owner had allocations in each of the sub-accounts for the portfolio durations shown; and

      there was a full surrender at the end of the applicable period.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a portfolio's success in meeting its investment objectives.


We may compare performance information for a sub-account in reports and promotional literature to:

      Standard & Poor's 500 Stock Index, the S&P 500;

      Dow Jones Industrial Average, the DJIA;

      Shearson Lehman Aggregate Bond Index;

     other  unmanaged  indices  of  unmanaged   securities  widely  regarded  by
investors as representative of the securities markets;

     other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services;

      other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

      the Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and portfolio management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to contract owners and prospective contract owners. These topics may include:

      the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques, such as:

      value investing,

      market timing,

      dollar cost averaging,

      asset allocation, and

      automatic account rebalancing;

     the advantages and disadvantages of investing in tax-deferred and taxable investments;

      customer profiles and hypothetical payment and investment scenarios;

      financial management and tax and retirement planning; and

          investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service, Inc. (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P and other ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the portfolios.

                                Table I

       Average Annual Total Returns for Periods Ending December 31, 1998,
        Since Inception of the Portfolios and Net of Portfolio Expenses,
           Sub-Account Charges, All Monthly Deductions for Charges and
                       Assuming Surrender of the Contract.

The following performance information is based on the periods that the portfolios have been in existence. The data is net of expenses of the portfolios, all sub-account charges, and all contract charges, including surrender charges, for a representative contract. It is assumed that the insured is male, age 55, standard non-tobacco user, underwriting class; a single payment of $25,000 was made; the contract was issued under simplified underwriting criteria; the entire payment was allocated to each sub-account individually; and there was a full surrender of the contract at the end of the applicable period.



                                                                                    10 Year or Life
                                                                                    of the Portfolio
                                                                                    (if Less than 10    Number of
                                                                         5 Year       Years Since      Years Since
                                                                         Average       Portfolio        Portfolio
                  Sub-Account                   Portfolio    1 Year      Annual        Inception)     Inception (if
               Investing in the                 Inception     Total       Total      Average Annual    Less than 10
            Corresponding Portfolio                Date      Return      Return       Total Return        Years)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Alger American Income & Growth                   11/15/88    20.38%      18.49%          12.98%            N/A
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Alliance VPF Growth and Income                   1/14/91      9.14%      17.91%          13.24%            7.96

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Alliance VPF Premier Growth                      6/26/92     35.61%      24.53%          22.41%            6.51

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Capital Appreciation                 4/05/93     18.21%      20.28%          18.52%            5.74

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Small Cap                            8/31/90     -14.64%      9.62%          34.08%            8.33

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced                      9/13/93     22.23%      15.85%          16.37%            5.30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth              9/13/93     16.99%      18.05%          20.85%            5.30
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                          7/24/95     22.19%        N/A           22.57%            3.44
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


MFS VIT Growth With Income                       10/09/95    10.54%        N/A           21.88%            3.23

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MFS VIT Research                                 7/26/95     11.50%        N/A           18.54%            3.43
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


MSDW UF Emerging Markets Equity                  10/1/96     -35.06%       N/A          -18.13%            2.25

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


MSDW UF Fixed Income                             1/02/97     -3.55%        N/A           2.60%             1.99

---------------------------------------------------------------------------------------------------------------------


                               Table I (continued)


---------------------------------------------------------------------------------------------------------------------

                                                                                    10 Year or Life
                                                                                    of the Portfolio
                                                                                    (if Less than 10    Number of
                                                                         5 Year       Years Since      Years Since
                                                                         Average       Portfolio        Portfolio
                  Sub-Account                   Portfolio    1 Year      Annual        Inception)     Inception (if
               Investing in the                 Inception     Total       Total      Average Annual    Less than 10
            Corresponding Portfolio                Date      Return      Return       Total Return        Years)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Morgan Stanley Dean WitterMSDW UF High Yield     1/02/97     -6.58%        N/A           2.77%             1.99

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Morgan     Stanley    Dean     WitterMSDW    UF  1/02/97     -2.51%        N/A           1.82%             1.99
International Magnum

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Managed(1)
                                                 8/01/88     -4.31%      15.90%          16.64%            N/A

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Small Cap(2)
                                                 8/01/88     -20.10%      5.26%          10.63%            N/A

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


PIMCO VIT StocksPLUS Growth and Income            1/2/98       N/A         N/A           18.08%            0.99

---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth(3)
                                                 2/26/69     31.02%      31.28%          23.59%            N/A

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money Market                    1/02/98       N/A         N/A           -6.49%           0.99
--------------------------------------------------------------------------------------------------------------------


(1) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the managed portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the managed portfolio of the Present Trust reflect the performance of the managed portfolio of the Old Trust.

(2) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust), was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(3) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.


Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

Performance information should be considered in light of:

      the investment objectives and policies,
      the characteristics and quality of the portfolio in which a sub-account invests, and the market conditions during the given time period.

Performance information should not be considered as a representation of what may be achieved in the future.

                                    Table II

        Average Annual Total Returns for Periods Ending December 31, 1998
                        Since Inception of the Portfolios
               Excluding Monthly Deductions And Surrender Charges

The following performance information is based on the periods that the portfolios have been in existence. The performance information is net of total portfolio expenses and all sub-account charges. The data does not reflect monthly deductions (charges) under the contracts or surrender charges.


                                                                                       10 Year or
                                                                                      Life of the
                                                                                     Portfolio (if      Number of
                                                                         5 Year       Less than 10     Years Since
                                                                         Average      Years Since       Portfolio
                  Sub-Account                   Portfolio    1 Year      Annual        Portfolio        Inception
               Investing in the                 Inception     Total       Total        Inception)       (if Less
            Corresponding Portfolio                Date      Return      Return      Average Annual      than 10
                                                                                      Total Return       Years)

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Alger American Income & Growth                   11/15/88    31.34%      20.79%          14.69%            N/A

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Alliance VPF Growth and Income                   1/14/91     19.93%      20.22%          15.06%           7.96

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Alliance VPF Premier Growth                      6/26/92     46.79%      26.83%          24.42%           6.51

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Capital Appreciation                 4/05/93     29.13%      22.58%          20.63%           5.74

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Small Cap                            8/31/90     -4.21%      11.97%          36.12%           8.33

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Balanced                      9/13/93     33.22%      18.16%          18.52%           5.30

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Worldwide Growth              9/13/93     27.90%      20.35%          23.01%           5.30

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


MFS VIT Emerging Growth                          7/24/95     33.18%        N/A           25.48%           3.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


MFS VIT Growth With Income                       10/09/95    21.35%        N/A           24.92%           3.23

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


MFS VIT Research                                 7/26/95     22.33%        N/A           21.50%           3.43

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


MSDW UF Emerging Markets Equity                  10/1/96     -24.94%       N/A          -12.95%           2.25

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


MSDW UF Fixed Income                             1/02/97      7.04%        N/A           8.05%            1.99

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Morgan Stanley Dean WitterMSDW UF High Yield     1/02/97      3.97%        N/A           8.22%            1.99

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Morgan     Stanley    Dean     WitterMSDW    UF  1/02/97      8.10%        N/A           7.28%            1.99
International Magnum

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Managed(1)
                                                 8/01/88      6.27%      18.21%          18.40%            N/A

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Small Cap(2)
                                                 8/01/88     -9.75%       7.67%          12.31%            N/A

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


PIMCO VIT StocksPLUS Growth and Income            1/2/98       N/A         N/A           29.07%           0.99

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth(3)
                                                 2/26/69     42.14%      33.61%          25.46%            N/A

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


Transamerica VIF Money Market                    1/02/98       N/A         N/A           4.11%            0.99

--------------------------------------------------------------------------------------------------------------------


(1) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the managed portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the managed portfolio of the Present Trust reflect the performance of the managed portfolio of the Old Trust.

(2) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust) at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.


(3) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

Performance information should be considered in light of:

      the investment objectives and policies,
      the characteristics and quality of the portfolio in which a sub-account invests, and the market conditions during the given time period.

Performance information should not be considered as a representation of what may be achieved in the future.

DESCRIPTION OF TRANSAMERICA,
THE SEPARATE ACCOUNT AND
THE PORTFOLIOS


Transamerica Occidental Life Insurance Company: Transamerica Occidental Life Insurance Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Transamerica is principally engaged in the sale of life insurance and annuity policies. The home office of Transamerica is 1150 South Olive Street, Los Angeles, California 90015.

On July 21, 1999, Transamerica Corporation completed its merger with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns the issuing company, Transamerica Occidental Life Insurance Company.


Insurance Marketplace Standards Association: In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Separate Account: Transamerica Occidental Life Separate Account VUL-2, the separate account, was established by us as a separate account under the laws of the State of California, pursuant to resolutions adopted by our Board of Directors on June 11, 1996. The separate account is registered with the Securities and Exchange Commission (the SEC or Commission) under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management of the investment practices or policies of the separate account.

The assets used to fund the variable part of the contracts are set aside in the separate account. The assets of the separate account are owned by Transamerica, but they are held separately from our other assets. Section 10506 of the California Insurance Code provides that the assets of a separate account are not chargeable with liabilities arising out of any other business operation of the insurance company, except to the extent provided in the contracts and policies. Income, gains and losses incurred on the assets in the separate account, whether or not realized, are credited to or charged against the separate account without regard to our other income, gains or losses. Therefore, the investment performance of the separate account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.


The  separate  account  currently  has  nineteen   sub-accounts   available  for
investment, each of which invests solely in a specific corresponding mutual fund portfolio. Changes to the sub-accounts may be made at our discretion.


The Portfolios: The portfolios are open-end management investment companies or portfolios of series, open-end management companies registered with the SEC under the 1940 Act and are usually referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws.

These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets. The Sub-Accounts Available Under the Contracts Invest in the Following Portfolios:


      The Income & Growth Portfolio of The Alger American Fund


      The Growth and Income Portfolio and The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc.

     The Capital Appreciation Portfolio and The Small Cap Portfolio of the Dreyfus Variable Investment Fund

     The Balanced Portfolio and The Worldwide Growth Portfolio of the Janus Aspen Series


     The Emerging Growth Series, The Growth With Income Series, and The Research Series of the MFS Variable

     Insurance Trust


      The Emerging Markets Equity Portfolio, The Fixed Income Portfolio, The High Yield Portfolio, and The International Magnum Portfolio of the WitterMorgan Stanley Dean Witter Universal Funds, Inc.


     The Managed Portfolio and The Small Cap Portfolio of the OCC Accumulation Trust


     The StocksPLUS Growth and Income Portfolio of the PIMCO Variable Insurance Trust


      The Growth Portfolio and The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc.

A summary of the investment objectives and policies of the portfolios is set forth below. Before investing, read carefully the prospectuses of the portfolios that accompany this prospectus. Statements of Additional Information for the portfolios are available without charge by contacting our Variable Life Service Center.


There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be more or less than the aggregate payments made to the contract. The management fees listed below are fees specified in the applicable advisory contract, that is, before any fee waivers. The portfolios' prospectuses contain more detailed information on the portfolio's investment objectives, restrictions, risks, expenses and advisers. The Income & Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


Manager: Fred Alger Management, Inc.
Management Fee: 0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

Adviser: Alliance Capital Management L.P. Management Fee: 0.625%.

The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio will invest predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that, in the judgment of the adviser, are likely to achieve superior earnings growth. These equity securities will consist of common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. The portfolio investments in the 25 such companies most highly regarded, at any point in time by the adviser, will usually constitute approximately 70% of the portfolio's net assets. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of U.S. companies.
Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.

The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio, the primary investment objective of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. During periods which the sub-adviser determines to be of market strength, the portfolio acts aggressively to increase shareholder's capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The portfolio will seek investment opportunities generally in large capitalization companies, those with market capitalizations exceeding $500 million, which the sub-adviser believes have the potential to experience above average and predictable earnings growth.

Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.

The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation by investing principally in common stocks of domestic and foreign issuers. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase. Companies selected for this portfolio will include those thought to possess new or innovative products or services which are expected to propel growth in future earnings.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.

The Emerging Growth Series of the MFS Variable Insurance Trust will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


The Growth With Income Series of the MFS Variable Insurance Trust will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

The Research Series of the MFS Variable Insurance Trust will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


The Emerging Markets Equity Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation. The portfolio's assets are allocated among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiments.

Adviser:  Morgan Stanley Dean Witter Investment  Management Inc. Management Fee:
1.25% of the first $500 million plus 1.20% of the next $500 million plus 1.15% of the assets over $1 billion.


The Fixed Income Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agency bonds, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio invests primarily in investment grade securities, but may also invest a portion of its assets in high yield securities, also known as junk bonds. The portfolio's average weighted maturity will ordinarily exceed five years.


Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus 0.30% of the assets over $1 billion.


The High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities of U. S. and foreign issuers (including emerging markets), including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years.


Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of the first $500 million plus 0.45% of the next $500 million plus 0.40% of the assets over $1 billion.


The International Magnum Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.


Adviser: Morgan Stanley Dean Witter Investment Management Inc.

Management Fee: 0.80% of the first $500 million plus 0.75% of the next $500 million plus 0.70% of the assets over $1 billion. The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages  of which  will  vary  based  on the  adviser's  assessments  of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the adviser deems it advisable in order to preserve capital. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million plus 0.75% of the next $400 million plus 0.70% of the assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million plus 0.75% of the next $400 million plus 0.70% of assets over $800 million.


The StocksPLUS Growth and Income Portfolio of the PIMCO Variable Insurance Trust seeks to achieve a total return which exceeds the total return performance of the S&P 500. The Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield bonds rated B or higher by Moody's or S&P, or if unrated, determined by the Adviser to be comparable quality. The Portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

Adviser: Pacific Investment Management Company.
Management Fee: 0.40%


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the sub-adviser to be premier companies. In the sub-adviser's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The sub-adviser of the portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the sub-adviser also tries to keep the portfolio fully invested in equity-type securities and does not try to time stock market movements. When in the judgment of the sub-adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade. Adviser:
Transamerica Occidental Life Insurance Company. Sub-Adviser: Transamerica Investment Services, Inc. Management Fee: 0.75%.

The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including: obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities; obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Occidental Life Insurance Company.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.

If there is a material change in the investment objective or policy of a portfolio, we will notify you of the change. If you have contract value allocated to that portfolio, you may reallocate the contract value to another portfolio or to the fixed account without charge. For you to exercise your rights, we must receive your written request within 60 days of the later of the:

     effective date of the material change in the investment objective or policy; or

      receipt of the notice of your right to transfer.

Portfolios Not Publicly Available

The portfolios are open-end management investment companies or portfolios of series, open-end management companies registered with the SEC under the 1940 Act that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

THE CONTRACT

Applying For A Contract

Individuals wishing to purchase a contract must complete an application. We offer contracts to individuals 89 years old and under. For applications for second-to-die contracts, both proposed insureds must be 89 years old or under. After receiving a completed application from a prospective contract owner, we will begin underwriting to decide the insurability of the proposed insured. We may require medical examinations and other information before deciding insurability. We issue a contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

A prospective contract owner may make a payment at the time the application is completed. The payment must be at least $10,000 and at least 80% of the guideline single premium for the face amount requested. Under these circumstances, we will issue a conditional receipt which provides fixed conditional insurance, but not until after all its conditions are met. Included in these conditions are the completion of both parts of the application, to the extent required by our underwriting guidelines, completion of all underwriting requirements, and the proposed insured must be insurable under Transamerica's rules for insurance under the contract, in the amount, and in the underwriting class applied for in the application. After all conditions are met, the amount of fixed conditional insurance provided by the conditional receipt will be the amount applied for, up to a maximum of $250,000 for persons age 16 to 65 and insurable in a standard underwriting class, and up to $100,000 for all other ages and underwriting classes.

If you made the initial payment before the date we approve the application, we will allocate the payment to our fixed account within two business days of receipt of the payment at our Variable Life Service Center. If we are unable to issue the contract, the payment will be returned to you without interest.

If your application is approved and the contract is issued, we will allocate your contract value within two days of the date we approve your application according to your allocation instructions. However, if your contract provides for a full refund of payments under its right to cancel provision as required in your state, we will initially allocate your sub-account investments to the sub-account investing in the Money Market Portfolio. We will reallocate all amounts according to your investment choices no later than the expiration of four calendar days plus the number of days under the state free look period. This period usually lasts for 10 days, but is longer in some circumstances. See THE CONTRACT - Free Look Right to Cancel.

If your initial payment is equal to the amount of the guideline single premium, the contract will be issued with the Guaranteed Death Benefit Rider at no additional cost. If the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed net death benefit will be provided thereafter unless the Guaranteed Death Benefit Rider is subsequently terminated. The Guaranteed Death Benefit Rider may not be available in all jurisdictions.

Free Look Period

The contract provides for a free look period under the right to cancel provision. You have the right to examine and cancel your contract by returning it to us or to one of our representatives on or before the tenth day, or such later date as required in your state, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment. If your contract does not provide for a full refund, you will receive:

      amounts allocated to the fixed account; plus

      the contract value in the sub-accounts; plus

      all fees, charges and taxes which have been imposed.

We may delay a refund of any payment made by check until the check has cleared your bank. Your refund will be determined as of the valuation date that the contract is received at our Variable Life Service Center.

Conversion Privilege

Within 24 months of the date of issue, you can convert your contract into a non-variable contract by transferring all contract value in the sub-accounts to the fixed account. The conversion will take effect at the end of the valuation period in which we receive, at our Variable Life Service Center, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

Payments

The contracts are designed for a large single payment to be paid by you on or before the date of issue. The minimum initial payment is $10,000. The initial payment is used to determine the face amount. The face amount will be determined by treating the payment as equal to 100% of the guideline single premium except as provided below.

You also indicate the desired face amount on the application. If the face amount specified exceeds 100% of the guideline single premium for the payment amount, the application will be amended and a contract with a higher face amount will be issued. If the face amount specified is less than 80% of the guideline single premium for the payment amount, the application will be amended and a contract with a lower face amount will be issued. You must agree to any amendment to the application.

Under our underwriting rules, the face amount must be based on 100% of the guideline single premium to be eligible for simplified underwriting and to qualify for the Guaranteed Death Benefit Rider.

Payments are payable to us. Payments may be made by mail to our Variable Life Service Center or through our authorized representative. Any additional payment, after the initial payment, is credited to the sub-accounts or fixed account on the date of receipt at our Variable Life Service Center.

The contract limits the ability to make additional payments. Any additional payments may not cause total payments to exceed the maximum payment on the specifications pages of your contract. Additional payments may be accepted by us subject to our underwriting approval if the payment would increase the amount of the death benefit. No additional payment may be less than $10,000 without our consent except as necessary to keep a contract in force.

Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent contract lapse during a contract year.

Allocation of Payments


In the application for your contract, you decide the initial allocation of the payment among the sub-accounts and the fixed account. You may allocate the payment to one or more of the sub-accounts and/or the fixed account. You may allocate payment among up to nineteen sub-accounts, plus the fixed account. The minimum amount that you may allocate to a sub-account or to the fixed account without our consent is 5.0% of the payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.


You may change the allocation of any future payment by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. We will use reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. We require that callers on behalf of a contract owner identify themselves by name and identify the contract owner by name, date of birth and social security number. All telephone requests are tape recorded. An allocation change will take effect on the date of receipt of the notice at our Variable Life Service Center.

The contract value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Review your allocations of contract value as market conditions and your financial planning needs change.

Transfer Privilege

At any time before the election of a benefit payment option, subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the fixed account. You may not transfer that portion of the contract value held in the fixed account that secures a contract loan.

We will make transfers at your written request or telephone request, as described in THE CONTRACT - Allocation of Payments. Transfers are effected at the value next computed after receipt of the transfer order.

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge, not to exceed $25, from amounts transferred on each additional transfer in that contract year.

Transfers involving the fixed account are currently allowed only if:

     there has been at least a ninety day period since the last transfer from the fixed account; and

      the amount transferred from the fixed account in each transfer does not exceed the lesser of $100,000 or 25% of the contract value.

These limitations do not apply to automatic transfers from the fixed account you elect to make under the dollar cost averaging option. You may apply for automatic transfers under either the dollar cost averaging, or DCA, option, or the automatic account rebalancing, or AAR, option, by submitting your written request to our Variable Life Service Center. Transfers under either DCA or AAR are generally effective on the 15th day of each scheduled month. If your written request is received by us prior to the 15th of the month, your option may begin as early as the 15th of the month in which we receive your request. Otherwise, your option may begin as early as the 15th of the following month. You may cancel your election of an option by written request at any time with regard to future transfers. The DCA option and the AAR option may not be in effect at the same time on your contract. If you elect one option and, at a later date, submit written request for the other option, your new written request will be honored, and the previously elected option will be automatically terminated.

Dollar Cost Averaging or DCA


This option allows you to systematically transfer a set dollar amount from a source account you select for your contract on a monthly, quarterly, or semi-annual basis to one or more sub-accounts. You may choose either the Money Market sub-account or the fixed account as your source account. The minimum amount of each DCA transfer from the source account is $100, and you may not have value in more than nineteen sub-accounts. The DCA option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when they are high. The DCA option does not assure a profit or protect against a loss. The DCA option will terminate automatically when the value of your source account is depleted.


There is no additional charge for electing the DCA option. Transfers to the fixed account are not permitted under the DCA option. Transfers from the fixed account as the source account will not be subject to the limitations on transfers from the fixed account. We reserve the right to terminate the DCA option at any time and for any reason.

The first automatic transfer for the elected DCA option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

Automatic Account Rebalancing or AAR


Once your payments and requested transfers have been allocated among your sub-account choices, the performance of each sub-account may cause your allocation to shift such that the relative value of one or more sub-accounts is no longer consistent with your overall objectives. Under the AAR option, the balances in your selected sub-accounts can be restored to the allocation percentages you elect on your written request by transferring values among the sub-accounts. You may not have value in more than nineteen sub-accounts.


The minimum percentage allocation for each selected sub-account without our consent is 5%, and percentage allocations must be in whole numbers. The AAR option is available on a quarterly, semi-annual or annual basis. The minimum total amount of the transfers under the AAR option is $100 per scheduled date. If the total transfer amount would be less than $100, no transfer will occur on that scheduled date. The AAR option does not guarantee a profit or protect against a loss. There is no additional charge for electing the AAR option. Transfers to or from the fixed account are not permitted under the AAR option. We reserve the right to terminate the AAR option at any time and for any reason.

The first automatic transfer for the elected AAR option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

The following transfers will not count toward the 18 free transfers:

      any transfers made for a conversion privilege;

      transfers to or from the Money Market sub-account during the free-look period if your contract provides for a full refund of payments under the free-look provision;
      transfers because of a contract loan or a contract loan repayment; and

      transfers because of a material change in investment policy.

Transfer Privileges Subject to Possible Limits

All of the transfer privileges described above are subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:
      minimum amount that may be transferred;

     minimum amount that may remain in a sub-account following a transfer from that sub-account;

      minimum period between transfers involving the fixed account; and

      maximum amounts that may be transferred from the fixed account.

These rules are subject to change by the Company.

Death Benefit

If the contract is in force on the date the insured dies, we will, with due proof of death, pay the net death benefit to the named beneficiary. For second-to-die contracts, the net death benefit is payable on the death of the last surviving insured. There is no death benefit payable on the death of the first insured to die. We will normally pay the net death benefit within seven days of receiving due proof of the insured's death, but we may delay payment of net death benefits. The beneficiary may receive the net death benefit in a lump sum or under a benefit payment option, unless the benefit payment option has been restricted by the contract owner. The net death benefit is the amount of the death benefit reduced by certain amounts, as described below. The amount of the death benefit in some instances depends on whether the Guaranteed Death Benefit Rider is in effect on the contract at the time of the insured's death.

Guaranteed Death Benefit Rider

May not be available in all jurisdictions. If at the time of issue the contract owner has made payments equal to 100% of the guideline single premium, a Guaranteed Death Benefit Rider will be added to the contract at no additional charge, if the rider is available in your state. The contract will not lapse while the Guaranteed Death Benefit Rider is in force. The Guaranteed Death Benefit Rider will terminate and may not be reinstated on the first to occur of:

      foreclosure of the outstanding loan,

     a request for a partial withdrawal or a loan after the final payment date, or your written request to terminate the rider.

Death Benefit and Net Death Benefit

Through the final payment date, the death benefit is equal to the greater of:

      the face amount, or

      the guideline minimum sum insured.

Through the final payment date, the net death benefit is:

      the death benefit, minus

      any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect on the final payment date, and is not subsequently terminated, then the death benefit after the final payment date is the greater of:

      the face amount on the final payment date, or

     the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is in effect is:

      the death benefit, minus

      any outstanding loan, through the month in which the insured dies.

If the Guaranteed Death Benefit Rider is not in effect, then the death benefit after the final payment date is the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is not in effect is:

      the death benefit, minus

      any outstanding loan, through the month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

Guideline Minimum Sum Insured

The guideline minimum sum insured is a percentage of the contract value as set forth in Appendix A - Guideline Minimum Sum Insured. The guideline minimum sum insured is computed based on federal income tax regulations to ensure that the contract qualifies as a life insurance contract and that the insurance proceeds generally will be excluded from the gross income of the beneficiary.

Illustration

In this illustration, assume that the insured is under the age of 40, and that there is no outstanding loan.

A contract with a $100,000 face amount will have a death benefit of at least $100,000. However, because the death benefit must be equal to or greater than 265% of contract value, if the contract value exceeds $37,736 the death benefit will exceed the $100,000 face amount. In this example, each dollar of contract value above $37,736 will increase the death benefit by $2.65. For example, a contract with a contract value of $50,000 will have a guideline minimum sum insured of $132,500 ($50,000 X 2.65); contract value of $60,000 will produce a guideline minimum sum insured of $159,000 ($60,000 X 2.65); and contract value of $75,000 will produce a guideline minimum sum insured of $198,750 ($75,000 X 2.65).

Similarly, if the contract value exceeds $37,736, each dollar taken out of the contract value will reduce the death benefit by $2.65. If, for example, the contract value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $159,000 to $132,500. If, however, the contract value multiplied by the applicable percentage from the table in Appendix A is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50, rather than between zero and 40, the applicable percentage would be 200%. The death benefit would not exceed the $100,000 face amount unless the contract value exceeded $50,000, rather than $37,736, and each dollar then added to or taken from contract value would change the death benefit by $2.00.

Option to Accelerate Death Benefits
(Living Benefits Rider)

Subject to state law and approval, you may elect to add the Option to Accelerate Death Benefits, (Living Benefits Rider) to your contract. This rider is only available for contracts providing insurance coverage on a single life. The rider is not available on second-to-die contracts. There is no direct charge for this rider. The rider allows you to receive a portion of the net death benefit while the insured is alive, subject to the conditions of the rider. You may submit a written request to receive the living benefit under this rider if the contract is in force and a qualified physician certifies that the insured has an illness or physical condition which is likely to result in the insured's death within 12 months. You may receive the living benefit either in a single sum or in 12 equal payments. The option may only be exercised once under the contract.

The amount you may receive is based on the option amount. The option amount is the portion of the death benefit you elect to apply under the rider as an accelerated death benefit. The option amount must be at least $25,000 and may not exceed the smallest of:

      one-half of the death benefit on the date the option is elected; or

     the amount that would reduce the face amount to our current minimum issue limit; or

      $250,000.

The living benefit is the lump sum benefit under this rider and is the amount used to determine the monthly benefit under the rider. It is the actuarially calculated present value of the option amount adjusted to reflect the actuarial present value of lost future mortality charges and to reflect any outstanding loans. The methodology used in this calculation is on file with state departments of insurance, where required. Subject to state law, an expense charge of $150 will be deducted from the contract value if you exercise the option under this rider.

If you elect to exercise this option, your contract will be affected as follows:

      a portion of the outstanding loan will be deducted from the living benefit, while the remaining outstanding loan will continue in force;

      the contract's death benefit will be decreased by the option amount; and

     the contract value will be reduced in the same proportion as the reduction in the death benefit.

The portion of the outstanding loan which will be deducted from the living benefit will equal the outstanding loan times the option amount divided by the death benefit.

There will be no surrender charges assessed on the reduction in contract value.

If you elect to exercise this option, we will provide you with a written statement of the effect exercising this option will have on the values in your contract, including the effect on the outstanding loan amount, the death benefit, and the surrender value. We will not distribute the living benefit to you until you authorize the distribution after we have provided this written statement.

The rider is intended to provide a qualified accelerated death benefit that is excludable from gross income for federal income tax purposes. Whether any tax liability may be incurred, however, depends upon a number of factors. The rider may not be available in all jurisdictions.

Contract Value

The contract value is the total value of your contract. It is the sum of:
      your accumulation in the fixed account; plus

      the value of your units in the sub-accounts.

There is no guaranteed minimum contract value. The contract value on any date depends on variables that cannot be predetermined.

Your contract value is affected by the:

      amount of your payments;

      interest credited in the fixed account;

      investment performance of the sub-accounts you select;

      partial withdrawals;

      loans, loan repayments and loan interest paid or credited; and charges and deductions under the contract.

Computing Contract Value

We compute the contract value on the date of issue and on each valuation date. On the date of issue, the contract value is:

     your payment plus any interest earned during the period it was allocated to the fixed; minus the monthly deductions due.

On each valuation date after the date of issue, the contract value is the sum of:

      accumulations in the fixed account; plus

      the sum of the products of:

          the number of units in each sub-account; times

          the value of a unit in each sub-account on the valuation date.

The Unit

We allocate each payment to the sub-accounts you selected. We credit allocations
to  the  sub-accounts  as  units.   Units  are  credited   separately  for  each
sub-account.

The number of units of each sub-account credited to the contract is the quotient of:

      that part of the payment allocated to the sub-account; divided by the dollar value of a unit on the valuation date the payment is received at our Variable Life Service Center. For payments received before the end of the free-look period for your contract, however, different rules may apply.

The number of units will remain fixed unless changed by a split of unit value, transfer, transfer charge, loan, partial withdrawal or surrender. Also, monthly deductions taken from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the portfolio in which the sub-account invests. The value of each unit was set at $10.00 on the first valuation date of each sub-account, except that the value for the Money Market sub-account was set at $1.00.

The value of a unit on any valuation date is the product of:

      the dollar value of the unit on the preceding valuation date; times the net investment factor.

Net Investment Factor

The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is the result of:

     the net asset value per share of a portfolio held in the sub-account determined at the end of the current valuation period; plus the per share amount of any dividend or capital gain distributions made by the portfolio on shares in the sub-account if the ex-dividend date occurs during the current valuation period; divided by the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period; minus the mortality and expense risk charge for each day in the valuation period at an annual rate of 0.80% of the daily net asset value of that sub-account.

The net investment factor may be more or less than one.

Benefit Payment Options

The net death benefit payable may be paid in a single sum or under one or more of the benefit payment options then offered by the Company. Benefit payment options are paid from the general account and are not based on the investment experience of the separate account. These benefit payment options also are available at the maturity date or if the contract is surrendered. If no election is made, we will pay the net death benefit in a single sum.

Optional Insurance Benefits

You may add an optional insurance benefit to the contract by rider, as described in Appendix B - Optional Insurance Benefits. The cost of optional insurance benefits, if any, becomes part of the monthly deductions. All riders may not be available in all jurisdictions, and the names of the riders may vary by jurisdiction.

Surrender

You may surrender the contract and receive its surrender value. The surrender value is:

      the contract value; minus

      any outstanding loan and surrender charges.

We will compute the surrender value on the valuation date on which we receive your written request for surrender. We will deduct a surrender charge if you surrender the contract within nine full contract years of the date of issue. If you reinstate your contract, however, your surrender charges upon reinstatement will be the charges which applied on the date of default, and contract years will be adjusted accordingly. The surrender value may be paid in a lump sum or under a benefit payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of your written request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

The surrender value will generally be includible in gross income to the extent that the surrender value plus any outstanding loan at the time of surrender exceeds the tax basis in the contract. In addition, if the contract is a modified endowment contract, or MEC, a 10% federal tax penalty may apply to the taxable portion of the surrender value if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about surrenders.

Partial Withdrawal

You may withdraw part of the contract value on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro rata allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the contract value below $10,000. The face amount is reduced proportionately based on the ratio of the amount of the partial withdrawal plus withdrawal transaction fees and applicable surrender charges to the contract value on the date of withdrawal.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the withdrawal transaction fee plus the applicable surrender charges. We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

If the contract is considered a modified endowment contract or MEC, a partial withdrawal will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a partial withdrawal if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about partial withdrawals.
CHARGES AND DEDUCTIONS

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

Monthly Deductions

On the monthly processing date, we will deduct an amount to cover charges and expenses incurred in connection with the contract. No monthly deductions will be taken after the final payment date or, for the distribution fee and the tax charge, after the end of the tenth contract year. This monthly deduction will be deducted by subtracting values from the fixed account accumulation and/or canceling units from each applicable sub-account in the ratio that the portion of the contract value in the sub-account bears to the contract value. The amount of the monthly deduction will vary from month to month. If the contract value is not sufficient to cover the monthly deduction which is due, the contract may lapse.

The monthly deduction is comprised of the following charges:

Administration Charge: We impose a monthly charge at an annual rate of 0.30% of the contract value. This charge is to reimburse us for administrative expenses incurred in the administration of the contract. It is not expected to be a source of profit.

Monthly Insurance Protection Charge: Immediately after the contract is issued, the death benefit will be greater than the payment. While the contract is in force, the death benefit generally will be greater than the payments. To enable us to pay this excess of the death benefit over the contract value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of contract and the underwriting class of the insured. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables (age last birthday), tobacco user or non-tobacco user, and the insured's sex (Mortality Table B for unisex contracts and Mortality Table D for second-to-die contracts) and age. There are appropriate adjustments in the rates for non-standard ratings. The tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all insureds of the same age, sex and underwriting class whose contracts have been in force for the same period.

The underwriting class of an insured will affect the insurance protection rate. We currently place insureds into standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: tobacco user and non-tobacco user. We will place insureds under the age of 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the insured as a non-tobacco user when the insured reaches age 18.

We also charge different current monthly insurance protection rates depending upon whether the contract was issued based on simplified underwriting criteria or, instead, was issued based on full underwriting. For example, the rates charged for a standard, non-tobacco user underwriting class will differ between individuals in that class covered under contracts issued on a simplified underwriting basis compared to individuals in that class covered under contracts issued on a fully underwritten basis.

Simplified underwriting applies to all applications which meet all of our simplified underwriting guidelines. These guidelines include:

      the insured (the younger insured for second-to-die applications) is at least 30 years old but not older than 80 on the date of issue;

      the payment made is 100% of the guideline single premium;

     the payment is at least $10,000 but not more than the maximum permitted for the age of the insured; and

     information disclosed on the application is consistent with our current simplified underwriting guidelines.

Any application which does not meet all of our simplified underwriting guidelines will be fully underwritten. We may change our simplified underwriting criteria at any time.

Distribution Fee: During the first ten contract years, we make a monthly deduction to compensate us for a portion of the sales expenses which are incurred by us with respect to the contracts. This charge is equal to an annual rate of 0.40% of the contract value.

Tax Charge: During the first ten contract years, we make a monthly deduction to partially compensate us for state and local premium taxes, and federal income tax treatment of deferred acquisition costs. This charge is equal to an annual rate of 0.20% of contract value. Premium tax rates vary from state to state and are a percentage of payments made by contract owners to us. Currently, rates in the fifty states and the District of Columbia range between 0.50% and 3.5%. Since we are subject to retaliatory tax, the effective premium tax for us typically ranges between 2.35% and 3.5%. Typically, we pay premium taxes, including retaliatory tax, in all jurisdictions, but the tax charge will be deducted, even if we are not subject to premium or retaliatory tax in a state. We do not intend to profit from this charge.

Rider Charges: Any charges for riders are deducted monthly. Currently we do not impose any charges for riders available under the contract.

Daily Deductions

We assess each sub-account with a charge for mortality and expense risks we assume. Portfolio expenses are also reflected in the separate account.

Mortality and Expense Risk Charge: We impose a daily charge at an annual rate of 0.80% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the contracts.

The mortality risk we assume is that insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the contracts will exceed those compensated by the administration charges in the contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

Portfolio Expenses: The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the portfolios whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the portfolios contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See Taxation of the Contracts.

Surrender Charge

The contract's contingent surrender charge is a deferred sales charge and an unrecovered tax charge. The deferred sales charge compensates us for distribution expenses, including commissions to our representatives, advertising and the printing of prospectuses and sales literature.

--------------------------- ----------------------
      Contract Year           Surrender Charge
--------------------------- ----------------------
--------------------------- ----------------------
            1                        9%
--------------------------- ----------------------
--------------------------- ----------------------
            2                        8%
--------------------------- ----------------------
--------------------------- ----------------------
            3                        7%
--------------------------- ----------------------
--------------------------- ----------------------
            4                        6%
--------------------------- ----------------------
--------------------------- ----------------------
            5                        5%
--------------------------- ----------------------
--------------------------- ----------------------
            6                        4%
--------------------------- ----------------------
--------------------------- ----------------------
            7                        3%
--------------------------- ----------------------
--------------------------- ----------------------
            8                        2%
--------------------------- ----------------------
--------------------------- ----------------------
            9                        1%
--------------------------- ----------------------
--------------------------- ----------------------
           10+                       0%
--------------------------- ----------------------

The surrender charge applies for nine contract years and is assessed as a percentage of payments made to the contract (adjusted for payments previously withdrawn). See Reinstatement, however, for how surrender charges and applicable contract years are adjusted if a contract is reinstated. We impose the surrender charge only if, during its duration, you request a full surrender or you request a partial withdrawal in excess of the Free 10% Withdrawal Amount.

Partial Withdrawal Costs -- Surrender
Charges and Withdrawal Transaction
Fees

A surrender charge may be deducted from contract value due to partial withdrawal. However, in any contract year, you may withdraw, without a surrender charge, up to:

      10% of the contract value; minus

      the total of any prior free withdrawals in the same contract year.


Withdrawal. The right to make the Free 10% Withdrawal is not cumulative from contract year to contract year. For example, if only 8% of contract value were withdrawn in the second contract year, the amount you could withdraw in future contract years would not be increased by the amount you did not withdraw in the second contract year.


We impose any applicable surrender charge on any withdrawal greater than the free 10% withdrawal.

Currently,   we  do  not  impose  a  withdrawal   transaction  fee  for  partial
withdrawals. We reserve the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn, not to exceed $25.

Transfer Charges

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers under the DCA or AAR option, the first automatic transfer for the elected option counts as one transfer. Each future automatic transfer for the elected option is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of contract value is free and does not count as one of the 18 free transfers in a contract year:

      a conversion within the first 24 months from date of issue;

      a transfer to the fixed account to secure a loan;

      a transfer from the fixed account as a result of a loan repayment;

      a reallocation of value in the Money Market sub-account as described above under THE CONRACT - Applying for a Contract; and,

      a transfer made because of a material change in investment policy.

CONTRACT LOANS

You may borrow money secured by your contract value, both during and after the first contract year. The total amount you may borrow is the loan value. The maximum loan value is 90% of the result of contract value less surrender charges. Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0%.

The minimum loan amount is $1,000. The maximum loan amount is the loan value minus any outstanding loan. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS - Delay of Payments.

We will allocate the loan among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account. We will not count this transfer as a transfer subject to the transfer charge.

Preferred Loan Option

Any portion of the outstanding loan that represents:

      earnings in this contract;

      a loan from an exchanged life insurance policy that was carried over to this contract; or

     the available gain in the exchanged life insurance policy that was carried over to this contract may be treated as a preferred loan.
The available percentage of the gain carried over from an exchanged policy, less any policy loan carried over, which will be eligible for preferred loan treatment is as follows:

       --------------------- ---------------------
            Beginning              Unloaned
         of Contract Year       Gain Available
       --------------------- ---------------------
       --------------------- ---------------------
                1                     0%
       --------------------- ---------------------
       --------------------- ---------------------
                2                    10%
       --------------------- ---------------------
       --------------------- ---------------------
                3                    20%
       --------------------- ---------------------
       --------------------- ---------------------
                4                    30%
       --------------------- ---------------------
       --------------------- ---------------------
                5                    40%
       --------------------- ---------------------
       --------------------- ---------------------
                6                    50%
       --------------------- ---------------------
       --------------------- ---------------------
                7                    60%
       --------------------- ---------------------
       --------------------- ---------------------
                8                    70%
       --------------------- ---------------------
       --------------------- ---------------------
                9                    80%
       --------------------- ---------------------
       --------------------- ---------------------
                10                   90%
       --------------------- ---------------------
       --------------------- ---------------------
               11+                   100%
       --------------------- ---------------------

The annual interest rate credited to the contract value securing a preferred loan will be at least 5.5%.

There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser and see Taxation of the Contracts.

Loan Interest Charged

Interest accrues daily at the annual rate of 6.0%. Interest is due and payable in arrears at the end of each contract year or for as short a period as the loan may exist. Interest not paid when due will be added to the outstanding loan by transferring the portion of the contract value equal to the interest due to the fixed account. The interest due will bear interest at the same rate.

Repayment of Outstanding Loan

You may pay any loans before contract lapse or foreclosure and before the maturity date. We will allocate that part of the contract value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate contract value according to your most recent payment allocation instructions. However, loan repayments allocated to the separate account cannot exceed that portion of the contract value previously transferred from the separate account to secure the outstanding loan.

If the outstanding loan exceeds the contract value less the surrender charge, the outstanding loan will be in default and the contract will enter a grace period. We will mail a notice of default and minimum required payment to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the contract will terminate with no value.

Effect of Contract Loans

Contract loans will permanently affect the contract value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the contract value in the fixed account that secures the loan.

We will deduct any outstanding loan from the proceeds payable when the insured dies or from a surrender.

If the outstanding loan on your contract exceeds the contract value minus surrender charges, the contract will be in default. There is no charge imposed solely because the contract goes into default. If you do not pay the required premium within the grace period, however, the contract will terminate without value.

If you have an outstanding loan, decreases in contract value, including decreases due to negative investment results in your sub-account allocations, could result in default of your contract. If you have an outstanding loan and do not pay loan interest when due, unpaid interest will be added to your loan and will bear interest at the same rate. If your investment gains are not sufficient, the outstanding loan could be greater than your contract value minus surrender charges, resulting in your contract going into default.

In the event the contract lapses or is otherwise terminated while a loan is outstanding, the loan is foreclosed and this foreclosure will be treated as cash received from the contract for income tax purposes.

If the contract is considered a modified endowment contract, or MEC, a loan taken from the contract will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a loan if the contract owner is less than 59 1/2 years old at the time of the distribution.

For a discussion of the federal tax considerations of contract loans, see FEDERAL TAX CONSIDERATIONS - Contract Loans.

CONTRACT TERMINATION AND
REINSTATEMENT

Contract Lapse and Termination

If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will lapse if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract lapses, you will have a 62-day grace period in which to pay required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated.
This rider may not be available in all jurisdictions.

Reinstatement

A terminated contract may be reinstated within three years of the date of default and before:

      the final payment date; or;

      the maturity date, if the default occurred because the outstanding loan exceeded the contract value less surrender charges.

In some jurisdictions, a time period other than three years may apply to the reinstatement provision.

The reinstatement takes effect on the monthly processing date following the date you submit to us:

      written application for reinstatement;

     evidence of insurability showing that the insured is insurable according to our current underwriting rules;

      a payment that is large enough to cover the cost of all contract charges and deductions that were due and unpaid during the grace period;

     a payment that is large enough to keep the contract in force for three months; and

      a payment or reinstatement of any loan against the contract that existed at the end of the grace period.

Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit Rider may not be reinstated.

Surrender Charge

For the purpose of measuring the surrender charge period, the contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default. The remaining period during which surrender charges apply, as well as the percentage charge applicable, will be adjusted accordingly.

Contract Value on Reinstatement

The contract value on the date of reinstatement is:

      the payment made to reinstate the contract and interest earned from the date the payment was received at our Variable Life Service Center; plus the contract value less any outstanding loan on the date of default; plus the monthly deductions due on the date of reinstatement.

You may reinstate any outstanding loan.

OTHER CONTRACT PROVISIONS

Contract Owner

The contract owner named on the specification pages of the contract is the insured unless another contract owner has been named in the application. As contract owner, you are entitled to exercise all rights under your contract while the insured is alive, with the consent of any irrevocable beneficiary.

Beneficiary

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the contract, the beneficiary has no rights in the contract before the insured dies. While the insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. An irrevocable beneficiary may only be changed with the consent of the irrevocable beneficiary. If no beneficiary is alive when the insured dies, the contract owner, or the contract owner's estate, will be the beneficiary. If more than one beneficiary is alive when the insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the insured will pass to surviving beneficiaries proportionally, unless the contract owner has requested otherwise.

Assignment

You may assign a contract as collateral or make an absolute assignment. All contract rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

The following contract provisions may vary by state:

Limit on Right to Challenge the Contract

Except for fraud, unless such defense is prohibited by state law, or non-payment of premium, we cannot challenge the validity of your contract if the insured was alive after the contract has been in force for two years from the date of issue. This provision does not apply to any riders providing benefits specifically for disability or death by accident. We may also challenge the validity of your contract for two years from the effective date of:

      any change in underwriting class that you request; and

      any reinstatement.

Suicide

The net death benefit will not be paid if the insured commits suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the beneficiary all payments made for the contract, without interest, less any outstanding loan and partial withdrawals.

Misstatement of Age or Sex

If the insured's age or sex is not correctly stated in the contract application, we will adjust the death benefit and the face amount under the contract to reflect the correct age and sex. The adjustment will be based upon the ratio of the maximum payment for the contract to the maximum payment for the contract issued for the correct age or sex. We will not reduce the death benefit to less than the guideline minimum sum insured. For a unisex contract, there is no adjusted benefit solely for misstatement of sex. No adjustment will be made if the insured dies after the final payment date, if the Guaranteed Death Benefit Rider is not in effect on the contract.

Delay of Payments

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the separate account for surrender, partial withdrawals, net death benefit, contract loans and transfers may be postponed whenever:

     the New York Stock Exchange is closed other than customary weekend and holiday closings;

      the SEC restricts trading on the New York Stock Exchange; or

      the SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the separate account's net assets.

We reserve the right to defer amounts payable from the fixed account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

FEDERAL TAX CONSIDERATIONS


The following is a summary of federal tax considerations for U.S. persons based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the contract owner is a corporation. You should consult a qualified tax adviser to apply the law to your circumstances.


The Company and the Separate Account

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the separate account. We do not currently charge for federal income taxes with respect to the separate account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the separate account. Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the separate account, we may charge for taxes paid or for tax reserves.

Taxation of the Contracts

We believe that the contracts described in this prospectus are life insurance contracts under Code Section 7702. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the contract value to the death benefit. As life insurance contracts, the net death benefits of the contracts are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the Internal Revenue Service (IRS) on the issue, we believe that providing the same amount at risk after age 99 as is provided at age 99 should be sufficient to maintain the excludability of the death benefit after age 99. However, this lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in contract value is not taxable until received by you or your designee; but see Distributions Under Modified Endowment Contracts.

Federal tax law requires that the investment of each sub-account funding the contracts is adequately diversified according to Treasury regulations. We believe that the portfolios currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which contract owners may direct their investment assets to divisions of a separate investment account without being treated as the owner of such assets who is taxed directly on the income from such assets. Regulations may provide such guidance in the future. The contracts or our administrative rules may be modified as necessary to prevent a contract owner from being treated as the owner of any assets of the separate account who is taxed directly on their income.

A surrender, partial withdrawal, distribution, payment at maturity date, change in the face amount, lapse with contract loan outstanding, or assignment of the contract may have tax consequences. Within the first fifteen contract years, a distribution of cash required under Code Section 7702 because of a reduction of benefits under the contract may be taxable to the contract owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each insured, contract owner or beneficiary.

A life insurance contract is treated as a modified endowment contract, or MEC, if it otherwise meets the definition of life insurance under Code Section 7702 but either fails the "7-pay test" of Code Section 7702A or is received in exchange for a MEC. It is expected that most of the contracts will be MECs, except where a contract is issued as part of an exchange under Code Section 1035. Under Code Section 1035, an exchange of:

(1) a life insurance contract entered into before June 21, 1988; or,

(2) a life insurance contract that is not itself a MEC

will not cause the contract to be treated as a MEC provided no additional payments are made to the contract and there is no increase in the death benefit as a result of the exchange.

Modified Endowment Contracts. Special rules described below apply to the tax treatment of loans and other distributions under any life insurance contract that is classified as a modified endowment contract or MEC under Code Section 7702A. A MEC is a life insurance contract that either fails the 7-pay test or is received in exchange for a MEC. In general, a contract will fail this 7-pay test if the cumulative premiums and other amounts paid for the contract at any time during the first 7 contract years (or during any subsequent 7-year test period resulting from a material change in the contract) exceed the sum of the net level premiums which would have been paid up to such time if the contract had provided for certain paid-up future benefits after the payment of 7 level annual premiums.

If to comply with this 7-pay test limit any premium amount is refunded with applicable interest no later than 60 days after the end of the contract year in which it is received, such refunded amount will be removed from the cumulative amount of premiums that is compared against such 7-pay test limit.

If there is any reduction in the contract's benefits (for example, upon a withdrawal, death benefit reduction or termination of a rider benefit) during a 7-pay test period, the contract will be retested retroactively from the start of such period by taking into account such reduced benefit level from such starting date.

Generally, any increase in death benefits or other material change in the contract may be treated as producing a new contract for 7-pay test purposes, requiring the start of a new 7-pay test period as of the date of such change.

Distributions Under Modified Endowment Contracts. Under Code Section 72(e)(10):

      loans,

      withdrawals, and

      other distributions made before the insured's death

under a MEC are includible in gross income on an income-out-first basis. The amount received is treated as allocable first to the income in the contract and then to a tax-free recovery of the contract's investment in the contract, or tax basis.

Generally, a contract's tax basis is equal to its total premiums less amounts recovered tax-free. To the extent that the contract's cash value, ignoring surrender charges except upon a full surrender, exceeds its tax basis, such excess constitutes its income in the contract.

However, under Code Section 72(e)(11)(A)(i), where more than one MEC has been issued to the same contract holder by the same insurer or an affiliate during a calendar year, all such MECs are aggregated for purposes of determining the amount of a distribution from any such MEC that is includible in gross income.

In addition, any amount includible in gross income from a MEC distribution is subject to a 10% penalty tax on premature distributions under Code Section 72(v), unless the taxpayer has attained age 59 1/2 or is disabled or the payment is part of a series of substantially equal periodic payments for a qualifying lifetime period.

Furthermore, under Code Section 72(e)(4)(A), any loan, pledge, or assignment of (or any agreement to assign or pledge) any portion of a MEC's cash value is treated as producing an amount received for purposes of these MEC distribution rules. It is unclear to what extent this assignment rule applies to a collateral assignment that does not secure a loan or pledge (for example, in certain split-dollar arrangements).

Under Code Section 7702A(d), the MEC distribution rules apply not only to all distributions made during the contract year, and later years in which the contract fails the 7-pay test, but also to any distributions made in anticipation of such failure, which is deemed to include any distributions made during the two years prior to such failure. The Treasury Department has not yet issued regulations or other guidance indicating what other distributions can be treated as made in anticipation of such a failure or how, (that is, as of what date), should income in the contract be determined for purposes of any distribution that is deemed to be made in anticipation of a failure.

Contract Loans. For contracts that are not MECs, we believe that non-preferred loans received under the contract will be treated as an indebtedness of the contract owner for federal income tax purposes. Under current law, these loans will not constitute income for the contract owner while the contract is in force. There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently from a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain.

Interest Disallowance. Under Code Section 264(a)(4), as amended in 1997, interest on contract loans is generally nondeductible for a contract issued or materially changed after June 8, 1997. In addition, under Section 264(f), certain contracts under which a trade or business, other than a sole proprietorship or a business performing services as an employee, is directly or indirectly a beneficiary can subject a taxpayer's interest expense to partial disallowance, if the contract is issued or materially changed after June 8, 1997, to the extent such interest expense is allocable to the taxpayer's unborrowed cash values thereunder. You should consult your tax adviser on how the rules governing the non-deductibility of interest would apply in your individual situation.


Withholding. If all or part of a distribution from the contract is includible in gross income, the Code requires us to withhold federal income tax unless the contract owner elects, in writing, not to have tax withholding apply. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

If payments are delivered to foreign countries, however, the tax withholding rate will generally be 10% unless you certify to us that you are not a U.S. person residing abroad or a "tax avoidance expatriate" as defined Code Section
877. Such certification may result in withholding of federal income taxes at a different rate.


VOTING RIGHTS

We are the legal owner of all portfolio shares held in the separate account and each sub-account. As the owner, we have the right to vote at a portfolio's shareholder meetings. However, to the extent required by federal securities laws and regulations, we will vote portfolio shares that each sub-account holds according to instructions received from contract owners with contract value in the sub-account. If any federal securities laws or regulations or their interpretation change to permit us to vote shares in our own right, we reserve the right to do so, whether or not the shares relate to the contracts.

We will provide each person having a voting interest in a portfolio with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the separate account that do not relate to the contracts.

We will compute the number of votes that a contract owner has the right to instruct on the record date established for the portfolio. This number is the quotient of:

      each contract owner's contract value in the sub-account, divided by the net asset value of one share in the portfolio in which the assets of the sub-account are invested.

We may disregard voting instructions contract owners initiate in favor of any change in the investment policies or in any investment adviser or principal underwriter. Our disapproval of any change must be reasonable. A change in investment policies or investment adviser must be based on a good faith determination that the change would be contrary to state law or otherwise is improper under the objectives and purposes of the portfolios. If we do disregard voting instructions, we will include a summary of and reasons for that action in the next report to contract owners.

DIRECTORS AND PRINCIPAL OFFICERS OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Nicki Bair* Senior Vice President of TOLIC since 1996. Vice President of TOLIC from 1991 to 1996.




Roy Chong-Kit* Senior Vice President and Actuary of TOLIC since 1997. Vice President and Actuary of TOLIC from 1995 to 1997. Actuary of TOLIC from 1988 to 1995.

Thomas J. Cusack* Director, Chairman, President and Chief Executive Officer of TOLIC since 1997. Director, President and Chief Executive Officer of TOLIC since 1995. Senior Vice President of Transamerica Corporation from 1993 to 1995. Vice President of Corporate Development of General Electric Company from 1989 to 1993.

James W. Dederer, CLU* Director, Executive Vice President, General Counsel and Corporate Secretary of TOLIC since 1988.

George A. Foegele***** Director and Senior Vice President; President and Chief Executive Officer of Transamerica Life Insurance Company of Canada.

David E. Gooding* Director and Executive Vice President of TOLIC since 1992.





Kamran Haghighi* Tax Officer of TOLIC since 1998.

Frank C. Herringer**** Director, President and Chief Executive Officer of Transamerica Corporation since 1991.

Daniel E. Jund, FLMI* Senior Vice President of TOLIC since 1988.


Richard N. Latzer**** Director, Senior Vice President and Chief Investment Officer of Transamerica Corporation since 1989. Director, President and Chief Executive Officer of Transamerica Investment Services, Inc. since 1988. DIRECTORS AND PRINCIPAL OFFICERS OF TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (continued)


Karen MacDonald* Director, Acting Chief Financial Officer of TOLIC since 1995. Senior Vice President and Corporate Actuary from 1992 to 1995.

Gary U. Rolle* Director, Executive Vice President and Chief Investment Officer of Transamerica Investment Services, Inc. since 1981.

Larry  Roy***  Senior  Vice  President   Sales  and  Marketing  of  Transamerica
Corporation since 1994.

Paul E. Rutledge III*** Director and President, Reinsurance Division since 1998. President, Life Insurance Company of Virginia, 1991-1997.


William N. Scott, CLU, FLMI** Senior Vice President of TOLIC since 1993. Vice President of TOLIC from 1988 to 1993.


T. Desmond Sugrue* Director and Executive Vice President of TOLIC since 1997. Senior Vice President of TOLIC from 1996 to 1997. Self-employed - Consulting from 1994 to 1996. Employed at Bank of America from 1988 to 1993.

Nooruddin S. Veerjee, FSA* President of Insurance Products Division since 1997. Director, President of Group Pension Division of TOLIC since 1993. Senior Vice President of TOLIC from 1992 to 1993. Vice President of TOLIC from 1990 to 1992.

Ron F. Wagley* Senior Vice President and Chief Agency Officer of TOLIC since 1993. Vice President of TOLIC from 1989 to 1993.

Robert A.  Watson****  Director and  Executive  Vice  President of  Transamerica
Corporation since 1995. President and Chief Executive Officer Westinghouse Financial Services, 1992-1995.

William R. Wellnitz, FSA*** Senior Vice President and Actuary of TOLIC since 1996. Vice President and Reinsurance Actuary of TOLIC from 1988 to 1996. Virginia Wilson* Senior Vice President and Controller of TOLIC since 1998.

James Wolfenden* Statement Officer of TOLIC since 1998.

Sally Yamada* Vice President and Treasurer of TOLIC since 1998.

*The business address is 1150 South Olive Street, Los Angeles, California 90015. **The business address is 1100 Walnut Street, 23rd Floor, Kansas City, Missouri 64106. ***The business address is 401 North Tryon Street, Charlotte, North Carolina 28202. ****The business address is 600 Montgomery Street, San Francisco, California 94111. *****The business address is 300 Consilium Place, Scarborough, Ontario, Canada M1H3G2.

Transamerica is insured under a broad manuscript fidelity bond program with coverage limits of $80,000,000. The lead underwriter is Capital CNA.

DISTRIBUTION

Transamerica Securities Sales Corporation, or TSSC, acts as the principal underwriter and general distributor of the contract. TSSC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, or NASD. TSSC was organized on February 26, 1986, under the laws of the state of Maryland. Broker-dealers sell the contracts through their registered representatives who are appointed by us.

We pay to broker-dealers who sell the contract commissions based on a commission schedule, Broker-dealers may made to the contract. Certain options also include a commission equal to a percentage of the unloaned contract t value, or trail commission, paid quarterly beginning with the second contract year on in force contracts. Commission options provide for commissions of up to 8.0% of payments made, with no trail commissions, and lesser commissions on payments made but with trail commissions. Trail commissions may be up to 0.65%, on an annual basis, of unloaned contract value.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We intend to recoup commissions and other sales expenses through:


      the distribution fee;

      the surrender charges; and

investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the separate account.



REPORTS

We will maintain the records for the separate account. We will promptly send you statements of transactions under your contract, including:

      payments;

      transfers among sub-accounts and the fixed account;

      partial withdrawals;

      increases in loan amount or loan repayments;

      lapse, loan default, or termination for any reason; and

      reinstatement.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the contract year. It will also set forth the status of the death benefit, contract value, surrender value, amounts in the sub-accounts and fixed account, and any contract loans.

Upon request, we will also provide you with a projection of values for your contract. Each contract year, you may request one projection of values report without charge. For each subsequent report you request in a contract year, we may charge up to $25. We will send you reports containing financial statements and other information for the separate account and the portfolios as the 1940 Act requires.

SERVICES

We receive fees from the investment advisers or other service providers of certain portfolios in return for providing certain services to contract owners.

LEGAL PROCEEDINGS

There are no pending legal proceedings involving the separate account or its assets. Transamerica is not involved in any litigation that is materially important to its total assets.



ADDITION, DELETION OR
SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the sub-accounts. We may redeem the shares of a portfolio and substitute shares of another registered open-end management company, if:

      the shares of the portfolio are no longer available for investment; or

      in our judgment further investment in the portfolio would be improper based on the purposes of the separate account or the affected sub-account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a contract interest in a sub-account without notice to contract owners and prior approval of the SEC and state insurance authorities. The separate account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a contract owner's request.

We reserve the right to establish additional sub-accounts funded by a new portfolio or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the portfolios are issued to other separate accounts of Transamerica and its affiliates that fund variable annuity contracts and that fund other variable life contracts. This is referred to as mixed funding. Shares of the portfolios are also issued to other unaffiliated insurance companies. This is referred to as shared funding. It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life insurance contract owners or variable annuity contract owners. We do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners.

We will monitor events to identify any material conflicts because of mixed funding. If we conclude that separate portfolios should be established for variable life and variable annuity separate accounts, or for separate variable life separate accounts, we will bear the expenses. We may change the contract to reflect a substitution or other change and will notify contract owners of the change. Subject to any approvals the law may require, the separate account or any sub-accounts may be:

      operated as a management company under the 1940 Act;

      deregistered under the 1940 Act if registration is no longer required; or

      combined with other sub-accounts or our other separate accounts.

YEAR 2000 ISSUE

Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem".

Regarding our systems and software that administer the contracts, we believe that our own internal systems will be Year 2000 ready. Additionally, we require third party vendors that supply software or administrative services to us in connection with the contract administration to certify that such software and/or services will be Year 2000 ready.

The "Year 2000 Problem" could also adversely impact the portfolios if the computer systems used by the portfolios' investment advisers and other service providers do not accurately process date information on or after January 1, 2000. The investment advisers are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly on or after January 1, 2000, and are seeking assurances from other service providers they use that their computer systems will be adapted to address the "Year 2000 Problem" in time to prevent adverse consequences on or after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.

We continue to believe that we will achieve Year 2000 readiness. However, the size and complexity of our systems and the need for them to interface with other systems internally and with those of our customers, vendors, partners, governmental agencies and other outside parties, creates the possibility that some systems may experience Year 2000 problems. Although we believe we will be properly prepared for the date change, we are also developing contingency plans to minimize any potential disruptions to operations, especially from externally interfaced systems over which we have limited or no control.

This issue could also adversely impact the value of the securities that the portfolios invest in if the issuing companies' systems do not operate properly on or after January 1, 2000, and this risk could be heightened for portfolios that invest internationally. Refer to the prospectuses for the portfolios for more information.

The above information is subject to the Year 2000 Readiness Disclosure Act. This act may limit your legal rights in the event of a dispute.

FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

MORE INFORMATION ABOUT THE FIXED
ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the contract relating to the separate account. For complete details on the fixed account, read the contract itself. The fixed account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the contract and the fixed account. The SEC has not reviewed the disclosures in this section of the prospectus.

General Description. You may allocate part or all of your payment to accumulate at a fixed rate of interest in the fixed account. The fixed account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the fixed account become part of our general account assets and are used to support insurance and annuity obligations.

Fixed Account Interest. We guarantee amounts allocated to the fixed account as to principal and a minimum rate of interest. The interest rates credited to the portion of contract value in the fixed account are set by us, but will never be less than 4% per year. We may establish higher interest rates, and the initial interest rates and the renewal interest rates may be different. We will guarantee initial interest rates on amounts allocated to the fixed account, either as payments or transfers, to the next contract anniversary. At each contract anniversary, we will credit the renewal interest rate effective on that date to money remaining in the fixed account. We will guarantee this rate for one year. The initial and the renewal interest rates do not apply to the portion of the contract value in the fixed account which secures any outstanding loan.

Transfers, Surrenders, Partial Withdrawals and Contract Loans. If a contract is surrendered or if a partial withdrawal is made, a surrender charge and/or withdrawal transaction fee may be imposed. We deduct partial withdrawals from contract value allocated to the fixed account on a last-in/first-out basis. The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each additional transfer in that contract year. The transfer privilege is subject to our consent and to our then current rules.

Contract loans may also be made from the contract value in the fixed account. We will credit that part of the contract value that is equal to any outstanding loan with interest at an effective annual yield of at least 4.0%.
The minimum interest rate for preferred loans is 5.5%.

We may delay transfers, surrenders, partial withdrawals, net death benefits and contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

INDEPENDENT AUDITORS

The consolidated financial statements of Transamerica at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in the prospectus have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their attached reports. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financial Statements for Transamerica are included in this prospectus, starting on the next page. There are no financial statements for Separate Account VUL-2 since the separate account had not commenced operations as of December 31, 1998.

The financial statements of Transamerica should be considered as bearing upon our ability to meet our obligations under the contract. They should not be considered as bearing on the investment performance of the separate account.

Audited Consolidated Financial Statements



Transamerica Occidental Life Insurance Company and Subsidiaries


December 31, 1998

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1998






Audited Consolidated Financial Statements

Report of Independent Auditors..................................  1
Consolidated Balance Sheet......................................  2
Consolidated Statement of Income................................  3
Consolidated Statement of Shareholder's Equity..................  4
Consolidated Statement of Cash Flows............................  5
Notes to Consolidated Financial Statements......................  6

                                                         -28-
04/21/99 3:12 PM






                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheets of Transamerica Occidental Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




January 22, 1999


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1998                     1997
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          28,997,454    $          29,231,998
   Equity securities available for sale                                           880,141                  791,221
   Mortgage loans on real estate                                                  789,959                  706,939
   Policy loans                                                                   455,481                  451,023
   Other long-term investments                                                    121,107                   89,426
   Short-term investments                                                       1,186,166                  324,672
                                                                    ---------------------    ---------------------
                                                                               32,430,308               31,595,279
Cash                                                                               87,125                   36,656
Accrued investment income                                                         449,289                  481,913
Other receivables                                                                 292,694                  294,542
Reinsurance recoverable on paid and unpaid losses                               1,172,022                  920,847
Deferred policy acquisitions costs                                              2,082,506                2,102,588
Other assets                                                                      342,129                  299,500
Separate account assets                                                         9,101,014                5,494,703
                                                                    ---------------------    ---------------------

                                                                    $          45,957,087    $          41,226,028
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy and contract liabilities:
   Policyholder contract deposits                                   $          24,077,627    $          24,061,811
   Reserves for future policy benefits                                          5,689,577                5,468,611
   Policy claims and other                                                        452,534                  557,822
                                                                    ---------------------    ---------------------
                                                                               30,219,738               30,088,244

Income tax liabilities                                                            992,667                  814,088
Accounts payable and other liabilities                                            843,988                  482,716
Separate account liabilities                                                    9,101,014                5,494,703
                                                                    ---------------------    ---------------------
                                                                               41,157,407               36,879,751
Shareholder's equity:
   Common stock ($12.50 par value):
     Authorized--4,000,000 shares
     Issued and outstanding--2,206,933 shares                                      27,587                   27,587
   Additional paid-in capital                                                     374,968                  422,342
   Retained earnings                                                            3,175,020                2,738,151
   Foreign currency translation adjustments                                       (49,168)                 (33,440)
   Net unrealized investment gains                                              1,271,273                1,191,637
                                                                    ---------------------    ---------------------
                                                                                4,799,680                4,346,277
                                                                    ---------------------    ---------------------

                                                                    $          45,957,087    $          41,226,028
                                                                    =====================    =====================

See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1998             1997             1996
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,804,896  $     1,777,371  $     1,641,985
   Net investment income                                                2,243,321        2,165,565        2,077,232
   Net realized investment gains                                          277,654           40,263           17,471
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             4,325,871        3,983,199        3,736,688


Benefits:
   Benefits paid or provided                                            2,782,127        2,727,064        2,558,792
   Increase in policy reserves and liabilities                             70,221           59,246           57,968
                                                                  ---------------  ---------------  ---------------
                                                                        2,852,348        2,786,310        2,616,760

Expenses:
   Amortization of deferred policy acquisition costs                      269,261          265,264          235,180
   Salaries and salary related expenses                                   166,832          165,768          158,699
   Other expenses                                                         264,198          284,220          224,084
                                                                  ---------------  ---------------  ---------------
                                                                          700,291          715,252          617,963
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,552,639        3,501,562        3,234,723
                                                                  ---------------  ---------------  ---------------

             INCOME BEFORE INCOME TAXES                                   773,232          481,637          501,965

Provision for income taxes                                                256,363          149,581          164,685
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       516,869  $       332,056  $       337,280
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.



TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                          Net
                                                                                                         Foreign       Unrealized
                                                       Additional                                   Currency           Investment
                          Common Stock                 Paid-in       Comprehensive      Retained    Translation           Gains
                              Shares         Amount       Capital       Income          Earnings       Adjustments      (Losses)
                                                    (In thousands, except for share data)

Balance at January 1, 1996          2,206,933    $   27,587   $   333,578                  $   2,171,412    $   (23,618)  $ 938,932
Comprehensive income
   Net income                                                              $     337,280         337,280
Other comprehensive income,
   net of tax:
     Unrealized losses from
       investments marked to
       fair value                                                               (377,804)                                  (377,804)
     Reclassification adjustment
       for (gains) included in
       net income                                                                (11,356)                                   (11,356)
     Foreign currency
       translation adjustment                                                       (854)                          (854)
                                                                           -------------
Comprehensive loss                                                         $     (52,734)
                                                                           =============
   Capital contributions from
     parent                                                         2,041
   Dividends declared                                                                            (41,286)

Balance at December 31,
   1996                             2,206,933        27,587       335,619                      2,467,406        (24,472)  549,772
Comprehensive income
   Net income                                                              $     332,056         332,056
Other comprehensive income,
   net of tax:
     Unrealized gains from
       investments marked
       to fair value                                                             668,036                                  668,036
     Reclassification adjustment
       for (gains) included in
       net income                                                                (26,171)                                 (26,171)
     Foreign currency
       translation adjustment                                                     (8,968)                        (8,968)
                                                                           -------------
Comprehensive income                                                       $     964,953
                                                                           =============
   Capital transactions with
     parent                                                        86,723
   Dividends declared                                                                            (61,311)

Balance at December 31,
   1997                             2,206,933        27,587       422,342                      2,738,151        (33,440)   1,191,637
Comprehensive income
   Net income                                                              $     516,869         516,869
Other comprehensive income,
   net of tax:
     Unrealized gains (losses)
       from investments
       marked to fair value                                       (47,374)       260,111                                    260,111
     Reclassification adjustment
       for (gains) included in
       net income                                                               (180,475)                                  (180,475)
     Foreign currency
       translation adjustment                                                    (15,728)                       (15,728)
                                                                           -------------                    -----------
Comprehensive income                                                       $     580,777
                                                                           =============
   Dividends declared                                                                            (80,000)

Balance at December 31,
   1998                             2,206,933    $   27,587   $   374,968                  $   3,175,020    $   (49,168)  $1,271,273
                                 ============    ==========   ===========                  =============    ============  =========

See notes to consolidated financial statements.



TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1998               1997               1996
                                                                     ---------------    ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       516,869    $       332,056    $       337,280
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                            (251,175)           (91,194)           (73,328)
         Accounts receivable                                                 130,229            (15,983)          (159,309)
         Policy liabilities                                                  989,989          1,102,246            949,108
         Other assets, accounts payable and other
           liabilities, and income taxes                                     530,661            (89,954)           (32,662)
       Policy acquisition costs deferred                                    (512,599)          (467,730)          (388,003)
       Amortization of deferred policy acquisition costs                     427,203            256,303            268,770
       Net realized gains on investment transactions                        (435,596)           (31,302)           (51,061)
       Other                                                                 (73,788)           (64,651)           (15,758)
                                                                     ----------------   ----------------   ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES           1,321,793            929,791            835,037


INVESTMENT ACTIVITIES
   Purchases of fixed and equity securities                               (6,040,371)        (9,825,763)        (7,362,635)
   Purchases of other investments                                           (244,907)          (127,437)          (334,895)
   Sales of fixed and equity securities                                    6,317,188          8,193,409          5,064,780
   Sales of other investments                                                128,315            129,671            175,001
   Maturities of securities                                                  489,280            559,361            506,941
   Net change in short-term investments                                     (861,494)          (188,946)            75,774
   Other                                                                     (40,665)           (53,478)           (21,358)
                                                                     ----------------   ----------------   ---------------

                                                NET CASH USED IN
                                            INVESTING ACTIVITIES            (252,654)        (1,313,183)        (1,896,392)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             9,538,924          6,851,644          6,260,653
   Withdrawals from policyholder contract deposits                       (10,477,594)        (6,411,213)        (5,173,419)
   Capital contributions from parent                                               -              3,800                  -
   Dividends paid to parent                                                  (80,000)           (60,000)           (40,000)
                                                                     ----------------   ----------------   ----------------

                                            NET CASH PROVIDED BY
                                  (USED IN) FINANCING ACTIVITIES          (1,018,670)           384,231          1,047,234
                                                                     ----------------   ---------------    ---------------

                                     INCREASE (DECREASE) IN CASH              50,469                839            (14,121)

Cash at beginning of year                                                     36,656             35,817             49,938
                                                                     ---------------    ---------------    ---------------

                                             CASH AT END OF YEAR     $        87,125    $        36,656    $        35,817
                                                                     ===============    ===============    ===============


See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1998


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and Canada. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassification: Certain prior year amounts have been reclassified to conform with current year presentation.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for 1998; 1997 and 1996 have been reclassified to reflect the 1998 presentation. Application of this statement did not change recognition or measurement of net income and, therefore, did not impact the Company's consolidated results of operations or financial position.

In 1998, the Financial Accounting Standards Board issued a new standard on accounting for derivative instruments and hedging activities. This standard is effective for all quarters of fiscal years beginning after June 15, 1999 (effective for year 2000 for the Company). Application of the statement is not expected to have a material impact on TOLIC's combined financial position or results of operations.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note L - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment type products is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Substantially all investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, funding agreements, and other deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 2.8% to 13.5% in 1998, 3.0% to 9.7% in 1997 and 2.6% to 9.8% in
1996.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.25% to 12.0%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1998, 1997 or 1996.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. The revenue as well as the receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result if TOLIC filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):

                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1998

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        297,609  $        112,717  $             34   $        410,292
   Obligations of states and political
     subdivisions                                         235,529            23,292                 -            258,821
   Foreign governments                                     62,000             7,417                 -             69,417
   Corporate securities                                18,901,026         1,692,527           153,029         20,440,524
   Public utilities                                     3,949,600           426,218             2,255          4,373,563
   Mortgage-backed securities                           2,988,703           304,073             3,238          3,289,538
   Redeemable preferred stocks                            148,783            15,519             9,003            155,299
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     26,583,250  $      2,581,763  $        167,559   $     28,997,454
                                                 ================  ================  ================   ================

   Equity securities                             $        313,490  $        578,708  $         12,057   $        880,141
                                                 ================  ================  ================   ================

December 31, 1997

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        273,949  $         78,390  $              -   $        352,339
   Obligations of states and political
     subdivisions                                         219,391            16,765                31            236,125
   Foreign governments                                     81,425             6,996                 2             88,419
   Corporate securities                                18,596,027         1,438,385            57,729         19,976,683
   Public utilities                                     4,017,154           340,580               811          4,356,923
   Mortgage-backed securities                           3,795,464           342,805             1,977          4,136,292
   Redeemable preferred stocks                             69,773            24,326             8,882             85,217
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     27,053,183  $      2,248,247  $         69,432   $     29,231,998
                                                 ================  ================  ================   ================

   Equity securities                             $        309,637  $        488,322  $          6,738   $        791,221
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities  because  borrowers may have the right to call or prepay  obligations with or without call or prepayment penalties (in thousands):
                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1999                                                    $        736,903   $        776,522
     Due in 2000-2003                                                      3,440,803          3,602,491
     Due in 2004-2008                                                      5,852,742          6,235,162
     Due after 2008                                                       13,415,316         14,938,442
                                                                    ----------------   ----------------
                                                                          23,445,764         25,552,617
     Mortgage-backed securities                                            2,988,703          3,289,538
     Redeemable preferred stock                                              148,783            155,299
                                                                    ----------------   ----------------

                                                                    $     26,583,250   $     28,997,454
                                                                    ================   ================

As of December 31, 1997, the Company held a total investment in one issuer, other than the United States Government or a United States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

  Name of Issuer                                Carrying Value

  Hill Street Funding LP                     $          989,283

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $21.4 million and $21.7 million at December 31, 1998 and 1997, respectively.


Net investment income by major investment category is summarized as follows (in thousands):

                                                              1998               1997              1996
                                                        ----------------   ----------------  ----------

     Fixed maturities                                   $      2,138,442   $      2,096,543  $      2,005,764
     Equity securities                                            11,153              5,339             5,458
     Mortgage loans on real estate                                65,350             62,877            58,165
     Real estate                                                   9,344             10,886            12,821
     Policy loans                                                 27,408             28,080            27,012
     Other long-term investments                                  16,365                511               978
     Short-term investments                                       25,401             12,770            10,616
                                                        ----------------   ----------------  ----------------
                                                               2,293,463          2,217,006         2,120,814
     Investment expenses                                         (50,142)           (51,441)          (43,582)
                                                        -----------------  ----------------- ----------------

                                                        $      2,243,321   $      2,165,565  $      2,077,232
                                                        ================   ================  ================

Significant  components of net realized investment gains (losses) are as follows
(in thousands):

                                                              1998               1997              1996
                                                        ----------------   ----------------  ----------

     Net gains (losses) on disposition of investments in:
          Fixed maturities                              $         74,887   $        (14,482) $         40,967
          Equity securities                                      402,542             59,834            15,750
          Other                                                    5,958              3,459             3,424
                                                        ----------------   ----------------  ----------------
                                                                 483,387             48,811            60,141
     Provision for impairment                                    (47,791)           (17,509)           (9,080)
     Accelerated amortization of DPAC                           (157,942)             8,961           (33,590)
                                                        -----------------  ----------------  ----------------

                                                        $        277,654   $         40,263  $         17,471
                                                        ================   ================  ================

The components of net gains (losses) on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1998               1997              1996

     Gross gains                                        $         89,655   $         82,452  $         74,817
     Gross losses                                                (14,768)           (96,934)          (33,850)
                                                        -----------------  ----------------  ----------------

                                                        $         74,887   $        (14,482) $         40,967
                                                        ================   ================= ================

Proceeds from disposition of investment in fixed maturities available for sale were $5,702.4 million in 1998, $7,896.5 million in 1997 and $4,969.2 million in 1996.


The costs of certain  investments have been reduced by the following  allowances for impairment in value (in thousands):
                                                                               December 31
                                                                         1998               1997
                                                                  ----------------   -----------

     Fixed maturities                                             $         70,123   $         64,168
     Mortgage loans on real estate                                          24,697             24,508
     Real estate                                                               665              5,854
     Other long-term investments                                             5,737              5,900
                                                                  ----------------   ----------------

                                                                  $        101,222   $        100,430
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):
                                                                               December 31
                                                                         1998              1997
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      2,414,204   $      2,178,815
        Equity securities                                                  566,651            481,584
                                                                  ----------------   ----------------
                                                                         2,980,855          2,660,399
     Fair value adjustments to:
        DPAC                                                              (633,795)          (546,111)
        Reserves for future policy benefits                               (377,000)          (281,000)
        Reserves for guaranteed index fund                                 (14,255)                 -
                                                                  -----------------  ----------------
                                                                        (1,025,050)          (827,111)
     Related deferred taxes                                               (684,532)          (641,651)
                                                                  -----------------  ----------------

                                                                  $      1,271,273   $      1,191,637
                                                                  ================   ================


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1998               1997              1996
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      2,102,588   $      2,138,203  $      1,974,211

        Amounts deferred:
          Commissions                                              398,578            352,300           290,512
          Other                                                    114,021            115,431            97,491
        Amortization attributed to:
          Net gain on disposition of investments                  (157,942)             8,961           (33,590)
          Operating income                                        (269,261)          (265,264)         (235,180)
        Fair value adjustment                                      (87,684)          (239,509)           48,969
        Foreign currency translation adjustment                    (17,794)            (7,534)           (4,210)
                                                          -----------------  ----------------- ----------------

     Balance at end of year                               $      2,082,506   $      2,102,588  $      2,138,203
                                                          ================   ================  ================


NOTE D--POLICY AND CONTRACT LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1998               1997
                                                                    ----------------   -----------


     Liabilities for investment-type products:
        Guaranteed investment contracts and
          funding agreements                                        $      7,444,192   $      7,766,601
        Annuity contracts                                                 11,034,394         11,531,365
     Liabilities for non-traditional life insurance
        products                                                          5,599,041          4,763,845
                                                                    ---------------    ---------------

                                                                    $    24,077,627    $    24,061,811
                                                                    ===============    ===============

Obligations under guaranteed investment contracts and funding agreements are recorded as liabilities at the face value of the agreement, adjusted for draws paid and interest credited to the account.

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $377 million as of December 31, 1998, $281 million as of December 31, 1997, and $195 million as of December 31, 1996.

NOTE E--COMPREHENSIVE INCOME

The components of comprehensive income in the statement of shareholder's equity are shown net of the following tax provision (benefit) (in thousands):

                                                                              December 31
                                                              1998               1997                1996
                                                       ----------------   ----------------    -----------

Unrealized investment gains (losses)                   $        140,060   $        359,712    $       (203,433)
Reclassification adjustment for (gains) included in
  net income                                                    (97,179)           (14,092)             (6,115)
Foreign currency transaction adjustments                         (8,469)            (4,829)               (460)
                                                       -----------------  -----------------   -----------------

Income tax effect on comprehensive income              $         34,412   $        340,791    $       (210,008)
                                                       ================   ================    =================


NOTE F--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1998               1997
                                                                    ----------------   -----------

     Current tax liabilities                                        $         64,412   $         44,510
     Deferred tax liabilities                                                928,255            769,578
                                                                    ----------------   ----------------

                                                                    $        992,667   $        814,088
                                                                    ================   ================






NOTE F--INCOME TAXES (Continued)

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1998                1997
                                                                    ----------------    -----------

     Deferred policy acquisition costs                              $        802,953    $      783,624
     Unrealized investment gains                                             684,532           641,651
                                                                    ----------------    --------------
        Total deferred tax liabilities                                     1,487,485         1,425,275

     Life insurance policy liabilities                                      (517,130)         (613,874)
     Provision for impairment of investments                                 (35,428)          (35,151)
     Other-net                                                                (6,672)           (6,672)
                                                                    ----------------    --------------
        Total deferred tax assets                                           (559,230)         (655,697)
                                                                    ----------------    --------------

                                                                    $        928,255    $      769,578
                                                                    ================    ==============

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):

                                                                 1998               1997              1996
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $        132,398   $        122,201  $        99,692
     Deferred tax expense:
        Domestic                                                   112,139             14,731           55,261
        Foreign                                                     11,826             12,649            9,732
                                                          ----------------   ----------------  ---------------

                                                          $        256,363   $        149,581  $       164,685
                                                          ================   ================  ===============







NOTE F--INCOME TAXES (Continued)

The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1998              1997               1996
                                                              ----------------  ----------------   -----------

     Income before income taxes:
       Income from U.S. operations                            $       724,702   $       430,449    $       474,160
       Income from foreign operations                                  48,530            51,189             27,805
                                                              ---------------   ---------------    ---------------
                                                                      773,232           481,638            501,965
     Tax rate                                                              35%               35%                35%
                                                              ----------------  ---------------    ---------------
     Federal income taxes at statutory rate                           270,631           168,573            175,688
     Income not subject to tax                                         (1,949)           (3,284)            (2,262)
     Low income housing credits                                       (17,604)          (10,156)            (8,175)
     Other, net                                                         5,285            (5,552)              (566)
                                                              ---------------   ---------------    ---------------

                                                              $       256,363   $       149,581    $       164,685
                                                              ===============   ===============    ===============


Income not subject to tax represents permanent differences between financial statements and tax income and is composed principally of dividends on common stock for which a dividend received deduction is taken for federal income tax purposes. Low income housing credits are recognized over the productive life of acquired assets. In 1998, the Company recognized a $3.3 million tax expense, included in other differences, related to an unfavorable settlement of prior year tax matters.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1998 was $138 million. At December 31, 1998, $2,305 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $107.3 million, $58.5 million and $149.1 million were paid principally to the Company's parent in 1998, 1997 and 1996, respectively.


NOTE G--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses; however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.


The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1998
   Life insurance in force,
     at end of year               $        232,996,314  $       315,629,686  $       307,192,042  $       224,558,670
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,465,483  $         1,196,972  $         1,536,385  $         1,804,896
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,392,139  $         1,243,706  $         1,633,694  $         2,782,127
                                  ====================  ===================  ===================  ===================

1997
   Life insurance in force,
     at end of year               $        241,379,957  $       207,533,095  $       225,685,653  $       259,532,515
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,854,918  $         1,116,613  $         1,039,066  $         1,777,371
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,287,025  $           940,461  $         1,380,500  $         2,727,064
                                  ====================  ===================  ===================  ===================

1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $           972,211  $         1,641,985
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,292,822  $         1,344,790  $         1,610,760  $         2,558,792
                                  ====================  ===================  ===================  ===================



NOTE H--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension benefits recognized for all plans were $9.1 million in 1998, $5.4 million in 1997 and $3.1 million in 1996, of which $9.1 million in 1998, $6.1 million in 1997 and $3.7 million in 1996, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1998, 1997 and 1996.


NOTE I--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include loans and advances, a fixed maturity investment in a special purpose subsidiary of Transamerica, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services, including administration of pension funds. At December 31, 1998, pension funds administered for these related companies aggregated $1,969.0 million, the investment in the special purpose subsidiary was $413.9 million and the investment in an affiliated money market fund, included in short-term investments, was $29.5 million. In December 1998, the Company reinsured certain life insurance obligations totaling $59.0 million with a subsidiary of Transamerica Corporation.

During 1997, equity securities with a fair value of $177.2 million were received from Transamerica Corporation. $50 million was used as a partial paydown on a $200 million note due from Transamerica Corporation. The excess of fair value over cost less the amount applied to the note was recorded as additional paid-in capital. During 1998, the Company refined its accounting for this transaction and decreased the cost of the equity securities obtained and charged paid-in capital in the amount of $47.4 million. The remaining balance on the note, which is due in 2013 and bears interest at 7% is $150 million.

In addition, during 1997 the Company received a capital contribution of $15 million from Transamerica corporation.

NOTE J--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1998                  1997                  1996
                                              -------------------   -------------------   ------------

     Statutory net income                     $           200,482    $            96,472   $           112,296
     Statutory capital and surplus, at
        end of year                                     1,844,161              1,556,228             1,249,045


NOTE K-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guarantee, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1998, commitments to maintain liquidity for benefit payments on notional amounts of $5.2 billion were outstanding ($3.3 billion at December 31, 1997).

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by the National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1998 and 1997, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $31.0 million in 1998, $28.7 million in 1997 and $20.6 million in 1996. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1998 (in thousands):

 Year ending December 31:
             1999              $           17,731
             2000                          14,913
             2001                          12,452
             2002                          11,450
             2003                          11,499
         Later years                       56,549

                               $          124,594
                               ==================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $31 million pre-tax were accrued in 1997 and $12 million of additional costs were incurred in 1998. Additional costs related to the settlement, which are not currently determinable, are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

NOTE L--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                    December 31
                                                      -----------------------------------------
                                                                      1998                                1997
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    28,997,454   $    28,997,454   $    29,231,998   $    29,231,998
   Equity securities available for sale                        880,141           880,141           791,221           791,221
   Mortgage loans on real estate                               789,959           870,173           706,939           774,556
   Policy loans                                                455,481           432,929           451,023           427,924
   Short-term investments                                    1,186,166         1,186,166           324,672           324,672
   Cash                                                         87,125            87,125            36,656            36,656
   Accrued investment income                                   449,289           449,289           481,913           481,913

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,180,292         5,828,950         6,779,951         6,261,707
     Single premium immediate annuities                      4,382,389         5,305,667         4,361,311         5,122,562
     Guaranteed investment contracts                         3,112,929         3,183,266         3,211,834         3,265,384
     Funding agreements and other                            4,616,150         4,624,033         4,944,870         4,992,906

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
       Receivable position                                           -            20,435                 -             8,189
       Payable position                                              -            (3,507)                -            (5,247)


The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.


The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1998
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        577,973          5.37%     $       (16,484)
       Floating rate interest                                                325,000          4.75%              22,279
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       147,562           -                  1,096
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
       Fixed rate interest                                                    28,600          5.54%                 177
       Floating rate interest                                              2,718,089          5.41%              18,891
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       262,666           -                 (2,140)
   Interest rate floor agreements                                            560,500          6.45%              38,380
   Swaptions                                                               8,270,000          5.27%             140,482
   Others                                                                     35,576           .55%              28,536

December 31, 1997
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        419,715          6.81%     $         1,820
       Floating rate interest                                                280,905          6.48%               3,000
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       337,371           -                   (320)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
       Fixed rate interest                                                         -            -                     -
       Floating rate interest                                              2,252,089          6.17%               4,507
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       304,820           -                 (1,565)
   Interest rate floor agreements                                            560,500          6.46%              25,254
   Swaptions                                                               8,326,030          4.50%             103,018
   Others                                                                     29,117           -                 15,314


Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities     Terminations     of Year
1998:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $    1,037,991   $      469,126   $      268,364  $    188,218   $      1,050,535
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     2,556,909        3,748,545          207,345     3,088,754          3,009,355
   Interest rate floor agreements                560,500                -                -             -            560,500
   Swaptions                                   8,326,030                -           56,030             -          8,270,000
   Others                                                           7,359                -           900             35,576
                                          -------------------------------   --------------  ------------   ----------------
                                          29,117

                                          $   12,510,547   $    4,225,030   $      531,739  $  3,277,872   $     12,925,966
                                          ==============   ==============   ==============  ============   ================
1997:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      847,584   $      322,165   $       91,858  $     39,900   $      1,037,991
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,829,301        2,297,133        1,554,525        15,000          2,556,909
   Interest rate floor agreements                560,500                -                -             -            560,500
   Swaptions                                   8,327,570                -                -         1,540          8,326,030
   Others                                                          20,572          100,200             -             29,117
                                          -------------------------------   --------------  ------------   ----------------
                                          108,745

                                          $   11,673,700   $    2,639,870   $    1,746,583  $     56,440   $     12,510,547
                                          ==============   ==============   ==============  ============   ================
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058   $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,146,678        1,887,348        1,103,525       101,200          1,829,301
   Interest rate floor agreements                560,500                -                -             -            560,500
   Interest rate cap agreements                  250,000                -          250,000             -                  -
   Swaptions                                   1,267,140        7,170,000          109,570             -          8,327,570
   Others                                                           8,745                -             -            108,745
                                          -------------------------------   --------------  ------------   ----------------
                                          100,000

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258   $11,673,700
                                          ==============   ==============   ==============  ============   ===========


Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, derivatives, fixed maturities and mortgage loans on real estate. The Company places its temporary cash investments and enters into derivative transactions with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. At December 31, 1998, the Company had no significant concentration of credit risk.


NOTE M--SUBSEQUENT EVENT(Unaudited)

On February 18, 1999, Transamerica Corporation announced that it had signed an agreement with AEGON N.V. (AEGON) providing for AEGON's acquisition of Transamerica Corporation for cash and stock worth $9.7 billion. In addition, AEGON N.V. will assume on a consolidated basis approximately $1.1 billion of Transamerica Corporation's debt. Transamerica Corporation's corporate and insurance operations will merge with AEGON USA's operations immediately after closing, which is expected to occur during the summer of 1999.


NOTE N--YEAR 2000 (Unaudited)

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs or hardware that have date-sensitive software or embedded chips may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations, causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar business activities.

Based upon recent assessments, the Company has determined that it will be required to modify or replace significant portions of its software and certain hardware so that those systems will properly utilize dates beyond December 31, 1999. The Company presently believes that with modifications and replacements of existing software and certain hardware, disruptions to business activities caused by the Year 2000 Issue can be mitigated. However, if such modifications and replacements are not made, or are not completed on time, the Year 2000 Issue could have an impact on the operations of the Company.

The Company's plan to address the Year 2000 Issue involves the following four phases: (1) problem determination, (2) planning and resource acquisition, (3) remediation, and (4) testing and acceptance. The Company has completed phase one and phase two. A significant portion of the remediation phase was completed as of December 31, 1998, and remediation is expected to be substantially complete by March 1999. As of December 31, 1998, Year 2000 readiness testing was well underway and is expected to be substantially complete by June 1999.

The Company's Year 2000 project also addresses issues related to non-information technology, embedded software and equipment, the readiness of key business partners and updating business continuity plans.

APPENDIX A

GUIDELINE MINIMUM SUM INSURED TABLE

The guideline minimum sum insured is a percentage of the contract value as set forth below. The percentages in the table are at least equal to the minimum percentages required by federal income tax regulations.


                                          Guideline Minimum Sum Insured Table

                    Attained Age            Percentage            Attained Age           Percentage
                     40 or less                265%                    64                   137%
                         41                    258%                    65                   135%
                         42                    251%                    66                   134%
                         43                    244%                    67                   133%
                         44                    237%                    68                   132%
                         45                    230%                    69                   131%
                         46                    224%                    70                   130%
                         47                    218%                    71                   128%
                         48                    212%                    72                   126%
                         49                    206%                    73                   124%
                         50                    200%                    74                   122%
                         51                    193%                   75-85                 120%
                         52                    186%                    86                   118%
                         53                    179%                    87                   116%
                         54                    172%                    88                   114%
                         55                    165%                    89                   112%
                         56                    161%                    90                   110%
                         57                    157%                    91                   108%
                         58                    153%                    92                   106%
                         59                    149%                   93-95                 105%
                         60                    145%                    96                   104%
                         61                    143%                    97                   103%
                         62                    141%                    98                   102%
                         63                    139%                  99-115                 101%






The guideline minimum sum insured percentage for contracts issued subject to the jurisdiction of Florida is 100% (rather than 101%) for attained ages 100-115.













                                                        A-1
APPENDIX B

OPTIONAL INSURANCE BENEFITS

                                                         3
This Appendix provides only a summary of other insurance benefits available by rider. For more information, contact your representative. Certain riders may not be available in all states. The names of the available riders may vary by jurisdiction.

Option to Accelerate Death Benefits (Living Benefits Rider - SPVUL)

This rider allows the contract owner to elect to receive part of the net death benefit under the contract before the insured's death if the insured becomes terminally ill, as defined in the rider. This rider is not available on Second-to-Die Contracts.

Section 1035 Rider

This rider provides preferred loan rates to: (a) any outstanding loan carried over from an exchanged contract, the proceeds of which are applied to purchase the contract; and (b) a percentage of the gain under the exchanged contract, less the outstanding contract loans carried over to the contract, as of the date of exchange.
 Guaranteed Death Benefit Rider (SPVUL)

If the contract owner pays 100% of the guideline single premium for the contract, this rider will be added to the contract without additional charge. If the rider is in effect, the contract will not lapse through the final payment date. After the final payment date, if the rider is in effect and is not subsequently terminated, the rider provides that the death benefit after the final payment date is the greater of:

(a)   the face amount as of the final payment date or

(b) the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit under the rider after the final payment date is the death benefit reduced by the outstanding loan, if any, through the contract month in which the insured dies.

The rider may terminate under certain circumstances and, once terminated, may not be reinstated.

                                                        B-1
APPENDIX A

APPENDIX C

BENEFIT PAYMENT OPTIONS

The following definitions apply to this description of benefit payment options:

Designated Individual: a person specified by the payee upon whose life expectancy a benefit payment option amount is based and upon whose life continued payments depend. If the payee is the contract owner, the designated individual may be the insured, or if applicable, another living individual. If the payee is the beneficiary, the designated individual may be the beneficiary or another living individual.

Payee: the person with the right to elect an available benefit payment option and to receive the payments under a benefit payment option. The contract owner is the payee under the benefit payment option if the option is elected as a method of receiving surrender or maturity proceeds. The beneficiary is the payee under a benefit payment option elected as a method of receiving net death benefits.

Benefit Payment Options

When the insured dies, we will pay the net death benefit in a lump sum unless you or the beneficiary choose a benefit payment option. You may choose a benefit payment option while the insured is living. The beneficiary may choose a benefit option after the insured has died. The beneficiary's right to choose will be subject to any benefit payment option restrictions in effect at the insured's death. You may also choose one of these options as a method of receiving the surrender or maturity proceeds, if any are available under the contract. When we receive a satisfactory written request, we will pay the benefit according to one of these options.

The amounts payable under a benefit payment option are paid from the fixed account. These amounts are not based on the investment experience of the separate account.

OPTION A: Installment for a Guaranteed Period. We will pay equal installments for a guaranteed period of from one to thirty years. Each installment will consist of part benefit and part interest. We will pay the installments monthly, quarterly, semi-annually or annually, as requested.


OPTION B: Installments for Life with a Guaranteed Period. We will pay equal monthly installments as long as the designated individual is living, but we will not make payments for less than the guaranteed period the payee chooses. The guaranteed period may be either 10 years or 20 years. We will pay the installments monthly.

OPTION C: Benefit Deposited with Interest. We will hold the benefit on deposit. It will earn interest at the annual interest rate we are paying as of the date of death, surrender or maturity. We will not pay less than 2 1/2% annual interest. We will pay the earned interest monthly, quarterly, semi-annually or annually, as requested. The payee may withdraw part or all of the benefit and earned interest at any time.

OPTION D: Installments of a Selected Amount. We will pay installments of a selected amount until we have paid the entire benefit and accumulated interest.

OPTION E: Annuity. We will use the benefit as a single payment to buy an annuity. The annuity may be payable based on the life of one or two designated individuals. It may be payable for life with or without a guaranteed period, as requested. The annuity payment will not be less than what our current annuity contracts are then paying.

General

The payee may arrange any other method of benefit as long as we agree to it. There must be at least $10,000 available for any option and the amount of each installment must be at least $100. If the benefit amount is not enough to meet these requirements, we will pay the benefit in a lump sum.

Installments which vary by age of the designated individual will be determined based on the age nearest birthday of the designated individual on the date of death, maturity, or surrender. If the net death benefit is payable, the benefit payment option starting date is the date of death of the insured. For purposes of contract maturity or surrender, the date the written request is received in our Variable Life Service Center is the benefit payment option starting date.

The first installment due under any option will be for the period beginning as of the date of death, maturity or surrender. Any unpaid balance we hold under Options A, B or D will earn interest at the rate we are paying at the time of settlement. We will not pay less than 3% annual interest. Any benefit we hold will be combined with our general assets.

If the payee does not live to receive all guaranteed payments under Options A, B, D or E or any amount deposited under Option C, plus any accumulated interest, we will pay the remaining benefit as scheduled to the payee's estate. The payee may name and change a successor payee for any amount we would otherwise pay the payee's estate.

APPENDIX D

ILLUSTRATIONS OF
DEATH BENEFIT, CONTRACT VALUES
AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which a contract's death benefit and contract value could vary over an extended period.

Assumptions

The tables illustrate the following contracts:

1.   A contract  issued to a male, age 55, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

2. A contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

3. A Second-to Die contract issued to a male, age 55, and to a female, age 55, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria;

4.   A Second-to-Die contract issued to a male, age 55, and to a female, age 55,
     each  insured  qualifying  for  a  standard   underwriting  class  and  the
     non-tobacco user discount, issued based on a fully underwritten basis;

5.   A contract  issued to a male, age 65, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

6. A contract issued to a male, age 65, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

7. A Second-to-Die contract issued to a male, age 65, and to a female, age 65, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria; and



8.   A Second-to-Die contract issued to a male, age 65, and to a female, age 65,
     each  insured  qualifying  for  a  standard   underwriting  class  and  the
     non-tobacco user discount, issued based on a fully underwritten basis.

The tables illustrate contract values based on the assumptions that no contract loans have been made, that no partial withdrawals have been made, and that no more than 18 transfers have been made in any contract year (so that no transaction fee or transfer charges have been incurred). On request, we will provide a comparable illustration based on the proposed insured's age, sex, and underwriting class, and a specified payment.

The tables assume that the single payment is allocated to and remains in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the single payment was invested to earn interest (after taxes) at 5% compounded annually.

The contract values and death benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual contract years. The values would also be different depending on the allocation of the contract's total contract value among the sub-accounts, if the rates of return averaged 0%, 6% or 12%, but the rates of each portfolio varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the separate account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and contract value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

Deductions for Charges

The amounts shown for the death proceeds and contract values take into account the monthly deductions from contract value:

1.    the insurance protection charge;

2.    the administration charge equivalent to 0.30% on an annual basis;

3. the tax charge equivalent to 0.20% on an annual basis, deducted during the first ten contract years; and

4. the distribution fee equivalent to 0.40% on an annual basis, deducted during the first ten contract years.

The amounts shown for the death proceeds and the contract values also take into account the daily charge against the sub-accounts for mortality and expense risks equivalent to 0.80% on an annual basis.

Expenses of the Portfolios


The amounts shown in the tables also take into account the portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.87% of the average daily net assets of the portfolios. The rate of 0.87% is the simple average of the total portfolio annual expenses for all of the portfolios as shown in the Portfolio Expenses table in the prospectus and takes into account expense reimbursement arrangements. The fees and expenses of each portfolio vary, and, in 1998 ranged from an annual rate of 0.60% to an annual rate of 1.95% of average daily net assets. Some of these expenses reflect expense waivers or reimbursements by the portfolios' advisers as discussed in Note (1) to the Portfolio Expenses table. Without these expense waivers or reimbursements, if applicable, the expenses for those portfolios would be higher and the simple average would have been at the annual rate of 1.16% of average daily net assets. As discussed in Note (1) to the Portfolio Expenses Table, such waivers or reimbursements are expected to continue for 1999. The fees and expenses associated with the contract may be more or less than 0.87% in the aggregate, depending upon how you make allocations of the contract value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses Table in this prospectus and the prospectuses for the portfolios.


Net Annual Rates of Investment


Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.87% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.67%, 4.33% and 10.33%, respectively.


Upon request, we will provide a comparable illustration based upon the proposed insured's age and underwriting classification, the single payment amount and the allowable requested face amount.







                                                        D-2
                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                             Male, Non-Tobacco User, Age 55
                                                                                                Standard Underwriting Class
                                                                                           Simplified Underwriting Criteria
                                                                                                      Face Amount: $220,019

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

----------------------------------------------------------------------------------------------------------------------------
       Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----     -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $65,899    $72,649    $220,019     $70,332    $77,082    $220,019     $74,765     $81,515    $220,019
 2     $82,688      $64,372    $70,372    $220,019     $73,222    $79,222    $220,019     $82,596     $88,596    $220,019
 3     $86,822      $62,916    $68,166    $220,019     $76,172    $81,422    $220,019     $91,043     $96,293    $220,019
 4     $91,163      $61,530    $66,030    $220,019     $79,182    $83,682    $220,019    $100,157    $104,657    $220,019
 5     $95,721      $60,210    $63,960    $220,019     $82,255    $86,005    $220,019    $109,999    $113,749    $220,019

 6     $100,507     $58,955    $61,955    $220,019     $85,393    $88,393    $220,019    $120,630    $123,630    $220,019
 7     $105,533     $57,763    $60,013    $220,019     $88,597    $90,847    $220,019    $132,120    $134,370    $220,019
 8     $110,809     $56,632    $58,132    $220,019     $91,869    $93,369    $220,019    $144,542    $146,042    $220,019
 9     $116,350     $55,560    $56,310    $220,019     $95,211    $95,961    $220,019    $157,979    $158,729    $220,633
 10    $122,167     $54,545    $54,545    $220,019     $98,625    $98,625    $220,019    $172,517    $172,517    $236,348

 11    $128,275     $53,260    $53,260    $220,019    $102,178    $102,178   $220,019    $189,010    $189,010    $255,164
 12    $134,689     $52,005    $52,005    $220,019    $105,858    $105,858   $220,019    $207,080    $207,080    $277,487
 13    $141,424     $50,780    $50,780    $220,019    $109,672    $109,672   $220,019    $226,877    $226,877    $301,747
 14    $148,495     $49,584    $49,584    $220,019    $113,622    $113,622   $220,019    $248,568    $248,568    $328,109
 15    $155,920     $48,415    $48,415    $220,019    $117,715    $117,715   $220,019    $272,331    $272,331    $356,754

 16    $163,716     $47,275    $47,275    $220,019    $121,955    $121,955   $220,019    $298,367    $298,367    $387,877
 17    $171,901     $46,161    $46,161    $220,019    $126,348    $126,348   $220,019    $326,892    $326,892    $418,421
 18    $180,496     $45,073    $45,073    $220,019    $130,899    $130,899   $220,019    $358,143    $358,143    $451,261
 19    $189,521     $44,011    $44,011    $220,019    $135,615    $135,615   $220,019    $392,383    $392,383    $486,555
 20    $198,997     $42,975    $42,975    $220,019    $140,500    $140,500   $220,019    $429,896    $429,896    $524,473

Age    $95,721      $60,210    $63,960    $220,019     $82,255    $86,005    $220,019    $109,999    $113,749    $220,019
 60
Age    $122,167     $54,545    $54,545    $220,019     $98,625    $98,625    $220,019    $172,517    $172,517    $236,348
 65
Age    $155,920     $48,415    $48,415    $220,019    $117,715    $117,715   $220,019    $272,331    $272,331    $356,754
 70
Age    $198,997     $42,975    $42,975    $220,019    $140,500    $140,500   $220,019    $429,896    $429,896    $524,473
 75

----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a single payment of $75,000 is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.




                                                        D-3




                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                            Male, Non-Tobacco User, Age 55
                                                                                               Standard Underwriting Class
                                                                                          Simplified Underwriting Criteria
                                                                                                    Face Amount = $220,019

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                     MONTHLY DEDUCTIONS AND PORTFOLIO EXPENSES

----------------------------------------------------------------------------------------------------------------------------
       Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----     -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $65,157    $71,907    $220,019     $69,595    $76,345    $220,019     $74,034     $80,784    $220,019
 2     $82,688      $62,743    $68,743    $220,019     $71,624    $77,624    $220,019     $81,039     $87,039    $220,019
 3     $86,822      $60,237    $65,487    $220,019     $73,569    $78,819    $220,019     $88,559     $93,809    $220,019
 4     $91,163      $57,634    $62,134    $220,019     $75,428    $79,928    $220,019     $96,660    $101,160    $220,019
 5     $95,721      $54,890    $58,640    $220,019     $77,166    $80,916    $220,019    $105,390    $109,140    $220,019

 6     $100,507     $52,000    $55,000    $220,019     $78,779    $81,779    $220,019    $114,835    $117,835    $220,019
 7     $105,533     $48,917    $51,167    $220,019     $80,230    $82,480    $220,019    $125,071    $127,321    $220,019
 8     $110,809     $45,611    $47,111    $220,019     $81,496    $82,996    $220,019    $136,202    $137,702    $220,019
 9     $116,350     $42,031    $42,781    $220,019     $82,534    $83,284    $220,019    $148,342    $149,092    $220,019
 10    $122,167     $38,099    $38,099    $220,019     $83,285    $83,285    $220,019    $161,623    $161,623    $221,423

 11    $128,275     $33,261    $33,261    $220,019     $83,497    $83,497    $220,019    $176,388    $176,388    $238,124
 12    $134,689     $27,957    $27,957    $220,019     $83,384    $83,384    $220,019    $192,394    $192,394    $257,808
 13    $141,424     $22,111    $22,111    $220,019     $82,890    $82,890    $220,019    $209,721    $209,721    $278,929
 14    $148,495     $15,642    $15,642    $220,019     $81,952    $81,952    $220,019    $228,461    $228,461    $301,568
 15    $155,920     $8,454     $8,454     $220,019     $80,498    $80,498    $220,019    $248,710    $248,710    $325,810

 16    $163,716      $389       $389      $220,019     $78,409    $78,409    $220,019    $270,551    $270,551    $351,717
 17    $171,901       $0         $0         $0*        $75,530    $75,530    $220,019    $294,184    $294,184    $376,555
 18    $180,496       $0         $0         $0*        $71,697    $71,697    $220,019    $319,754    $319,754    $402,891
 19    $189,521       $0         $0         $0*        $66,655    $66,655    $220,019    $347,407    $347,407    $430,785
 20    $198,997       $0         $0         $0*        $60,153    $60,153    $220,019    $377,341    $377,341    $460,356

Age    $95,721      $54,890    $58,640    $220,019     $77,166    $80,916    $220,019    $105,390    $109,140    $220,019
 60
Age    $122,167     $38,099    $38,099    $220,019     $83,285    $83,285    $220,019    $161,623    $161,623    $221,423
 65
Age    $155,920     $8,454     $8,454     $220,019     $80,498    $80,498    $220,019    $248,710    $248,710    $325,810
 70
Age    $198,997       $0         $0         $0*        $60,153    $60,153    $220,019    $377,341    $377,341    $460,356
 75

----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $220,019 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                        D-4



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $175,925    $193,925    $586,715    $187,758    $205,758   $586,715    $199,591    $217,591    $586,715
 2     $220,500    $172,035    $188,035    $586,715    $195,682    $211,682   $586,715    $220,730    $236,730    $586,715
 3     $231,525    $168,323    $182,323    $586,715    $203,777    $217,777   $586,715    $243,552    $257,552    $586,715
 4     $243,101    $164,785    $176,785    $586,715    $212,047    $224,047   $586,715    $268,205    $280,205    $586,715
 5     $255,256    $161,415    $171,415    $586,715    $220,497    $230,497   $586,715    $294,851    $304,851    $586,715

 6     $268,019    $158,209    $166,209    $586,715    $229,134    $237,134   $586,715    $323,665    $331,665    $586,715
 7     $281,420    $155,160    $161,160    $586,715    $237,961    $243,961   $586,715    $354,837    $360,837    $586,715
 8     $295,491    $152,265    $156,265    $586,715    $246,985    $250,985   $586,715    $388,575    $392,575    $586,715
 9     $310,266    $149,519    $151,519    $586,715    $256,211    $258,211   $586,715    $425,105    $427,105    $593,675
 10    $325,779    $146,916    $146,916    $586,715    $265,645    $265,645   $586,715    $464,671    $464,671    $636,600

 11    $342,068    $143,599    $143,599    $586,715    $275,489    $275,489   $586,715    $509,605    $509,605    $687,966
 12    $359,171    $140,356    $140,356    $586,715    $285,698    $285,698   $586,715    $558,883    $558,883    $748,903
 13    $377,130    $137,186    $137,186    $586,715    $296,286    $296,286   $586,715    $612,926    $612,926    $815,192
 14    $395,986    $134,088    $134,088    $586,715    $307,266    $307,266   $586,715    $672,196    $672,196    $887,299
 15    $415,786    $131,060    $131,060    $586,715    $318,652    $318,652   $586,715    $737,197    $737,197    $965,728

 16    $436,575    $128,100    $128,100    $586,715    $330,461    $330,461   $586,715    $808,483    $808,483   $1,051,028
 17    $458,404    $125,207    $125,207    $586,715    $342,707    $342,707   $586,715    $886,663    $886,663   $1,134,928
 18    $481,324    $122,380    $122,380    $586,715    $355,407    $355,407   $586,715    $972,402    $972,402   $1,225,227
 19    $505,390    $119,616    $119,616    $586,715    $368,578    $368,578   $586,715   $1,066,433  $1,066,433  $1,322,377
 20    $530,660    $116,915    $116,915    $586,715    $382,237    $382,237   $586,715   $1,169,556  $1,169,556  $1,426,858

Age    $255,256    $161,415    $171,415    $586,715    $220,497    $230,497   $586,715    $294,851    $304,851    $586,715
 60
Age    $325,779    $146,916    $146,916    $586,715    $265,645    $265,645   $586,715    $464,671    $464,671    $636,600
 65
Age    $415,786    $131,060    $131,060    $586,715    $318,652    $318,652   $586,715    $737,197    $737,197    $965,728
 70
Age    $530,660    $116,915    $116,915    $586,715    $382,237    $382,237   $586,715   $1,169,556  $1,169,556  $1,426,858
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                        D-5



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $173,751    $191,751    $586,715    $185,586    $203,586   $586,715    $197,424    $215,424    $586,715
 2     $220,500    $167,315    $183,315    $586,715    $190,997    $206,997   $586,715    $216,104    $232,104    $586,715
 3     $231,525    $160,632    $174,632    $586,715    $196,183    $210,183   $586,715    $236,156    $250,156    $586,715
 4     $243,101    $153,690    $165,690    $586,715    $201,141    $213,141   $586,715    $257,759    $269,759    $586,715
 5     $255,256    $146,374    $156,374    $586,715    $205,776    $215,776   $586,715    $281,039    $291,039    $586,715

 6     $268,019    $138,667    $146,667    $586,715    $210,078    $218,078   $586,715    $306,227    $314,227    $586,715
 7     $281,420    $130,445    $136,445    $586,715    $213,947    $219,947   $586,715    $333,524    $339,524    $586,715
 8     $295,491    $121,630    $125,630    $586,715    $217,322    $221,322   $586,715    $363,206    $367,206    $586,715
 9     $310,266    $112,083    $114,083    $586,715    $220,092    $222,092   $586,715    $395,578    $397,578    $586,715
 10    $325,779    $101,597    $101,597    $586,715    $222,093    $222,093   $586,715    $430,994    $430,994    $590,462

 11    $342,068     $88,696    $88,696     $586,715    $222,659    $222,659   $586,715    $470,369    $470,369    $634,998
 12    $359,171     $74,551    $74,551     $586,715    $222,358    $222,358   $586,715    $513,050    $513,050    $687,488
 13    $377,130     $58,964    $58,964     $586,715    $221,041    $221,041   $586,715    $559,256    $559,256    $743,811
 14    $395,986     $41,712    $41,712     $586,715    $218,540    $218,540   $586,715    $609,229    $609,229    $804,182
 15    $415,786     $22,544    $22,544     $586,715    $214,662    $214,662   $586,715    $663,226    $663,226    $868,826

 16    $436,575     $1,038      $1,038     $586,715    $209,091    $209,091   $586,715    $721,471    $721,471    $937,912
 17    $458,404       $0          $0         $0*       $201,415    $201,415   $586,715    $784,490    $784,490   $1,004,147
 18    $481,324       $0          $0         $0*       $191,193    $191,193   $586,715    $852,679    $852,679   $1,074,375
 19    $505,390       $0          $0         $0*       $177,748    $177,748   $586,715    $926,419    $926,419   $1,148,760
 20    $530,660       $0          $0         $0*       $160,409    $160,409   $586,715   $1,006,244  $1,006,244  $1,227,618

Age    $255,256    $146,374    $156,374    $586,715    $205,776    $215,776   $586,715    $281,039    $291,039    $586,715
 60
Age    $325,779    $101,597    $101,597    $586,715    $222,093    $222,093   $586,715    $430,994    $430,994    $590,462
 65
Age    $415,786     $22,544    $22,544     $586,715    $214,662    $214,662   $586,715    $663,226    $663,226    $868,826
 70
Age    $530,660       $0          $0         $0*       $160,409    $160,409   $586,715   $1,006,244  $1,006,244  $1,227,618
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $586,715 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                                        D-6



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $66,323    $73,073     $343,811     $70,782    $77,532    $343,811     $75,241     $81,991    $343,811
 2     $82,688      $65,162    $71,162     $343,811     $74,117    $80,117    $343,811     $83,603     $89,603    $343,811
 3     $86,822      $64,009    $69,259     $343,811     $77,501    $82,751    $343,811     $92,638     $97,888    $343,811
 4     $91,163      $62,856    $67,356     $343,811     $80,927    $85,427    $343,811    $102,404    $106,904    $343,811
 5     $95,721      $61,692    $65,442     $343,811     $84,389    $88,139    $343,811    $112,965    $116,715    $343,811

 6     $100,507     $60,581    $63,581     $343,811     $87,877    $90,877    $343,811    $124,388    $127,388    $343,811
 7     $105,533     $59,523    $61,773     $343,811     $91,430    $93,680    $343,811    $136,747    $138,997    $343,811
 8     $110,809     $58,517    $60,017     $343,811     $95,071    $96,571    $343,811    $150,122    $151,622    $343,811
 9     $116,350     $57,560    $58,310     $343,811     $98,800    $99,550    $343,811    $164,600    $165,350    $343,811
 10    $122,167     $56,652    $56,652     $343,811    $102,621    $102,621   $343,811    $180,283    $180,283    $343,811

 11    $128,275     $55,428    $55,428     $343,811    $106,531    $106,531   $343,811    $197,914    $197,914    $343,811
 12    $134,689     $54,231    $54,231     $343,811    $110,589    $110,589   $343,811    $217,269    $217,269    $343,811
 13    $141,424     $53,059    $53,059     $343,811    $114,802    $114,802   $343,811    $238,517    $238,517    $343,811
 14    $148,495     $51,913    $51,913     $343,811    $119,176    $119,176   $343,811    $261,844    $261,844    $345,634
 15    $155,920     $50,791    $50,791     $343,811    $123,716    $123,716   $343,811    $287,451    $287,451    $376,561

 16    $163,716     $49,694    $49,694     $343,811    $128,429    $128,429   $343,811    $315,563    $315,563    $410,232
 17    $171,901     $48,620    $48,620     $343,811    $133,321    $133,321   $343,811    $346,424    $346,424    $443,422
 18    $180,496     $47,570    $47,570     $343,811    $138,400    $138,400   $343,811    $380,303    $380,303    $479,182
 19    $189,521     $46,542    $46,542     $343,811    $143,673    $143,673   $343,811    $417,495    $417,495    $517,694
 20    $198,997     $45,537    $45,537     $343,811    $149,146    $149,146   $343,811    $458,325    $458,325    $559,156

Age    $95,721      $61,692    $65,442     $343,811     $84,389    $88,139    $343,811    $112,965    $116,715    $343,811
 60
Age    $122,167     $56,652    $56,652     $343,811    $102,621    $102,621   $343,811    $180,283    $180,283    $343,811
 65
Age    $155,920     $50,791    $50,791     $343,811    $123,716    $123,716   $343,811    $287,451    $287,451    $376,561
 70
Age    $198,997     $45,537    $45,537     $343,811    $149,146    $149,146   $343,811    $458,325    $458,325    $559,156
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                        D-7



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death    Surrender    Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit     Value       Value       Benefit
----     ----        -----      -----      -------       -----      -----      -------     -----       -----       -------


 1     $78,750      $66,323    $73,073     $343,811     $70,782    $77,532    $343,811    $75,241     $81,991     $343,811
 2     $82,688      $65,162    $71,162     $343,811     $74,117    $80,117    $343,811    $83,603     $89,603     $343,811
 3     $86,822      $64,009    $69,259     $343,811     $77,501    $82,751    $343,811    $92,638     $97,888     $343,811
 4     $91,163      $62,856    $67,356     $343,811     $80,927    $85,427    $343,811    $102,404    $106,904    $343,811
 5     $95,721      $61,691    $65,441     $343,811     $84,389    $88,139    $343,811    $112,965    $116,715    $343,811

 6     $100,507     $60,500    $63,500     $343,811     $87,877    $90,877    $343,811    $124,388    $127,388    $343,811
 7     $105,533     $59,268    $61,518     $343,811     $91,377    $93,627    $343,811    $136,747    $138,997    $343,811
 8     $110,809     $57,969    $59,469     $343,811     $94,870    $96,370    $343,811    $150,122    $151,622    $343,811
 9     $116,350     $56,576    $57,326     $343,811     $98,334    $99,084    $343,811    $164,600    $165,350    $343,811
 10    $122,167     $55,054    $55,054     $343,811    $101,740    $101,740   $343,811    $180,281    $180,281    $343,811

 11    $128,275     $52,938    $52,938     $343,811    $104,941    $104,941   $343,811    $197,716    $197,716    $343,811
 12    $134,689     $50,597    $50,597     $343,811    $108,063    $108,063   $343,811    $216,833    $216,833    $343,811
 13    $141,424     $47,986    $47,986     $343,811    $111,075    $111,075   $343,811    $237,826    $237,826    $343,811
 14    $148,495     $45,055    $45,055     $343,811    $113,938    $113,938   $343,811    $260,925    $260,925    $344,421
 15    $155,920     $41,736    $41,736     $343,811    $116,602    $116,602   $343,811    $286,287    $286,287    $375,036

 16    $163,716     $37,940    $37,940     $343,811    $118,999    $118,999   $343,811    $313,980    $313,980    $408,174
 17    $171,901     $33,543    $33,543     $343,811    $121,037    $121,037   $343,811    $344,219    $344,219    $440,600
 18    $180,496     $28,381    $28,381     $343,811    $122,597    $122,597   $343,811    $377,209    $377,209    $475,283
 19    $189,521     $22,252    $22,252     $343,811    $123,530    $123,530   $343,811    $413,169    $413,169    $512,330
 20    $198,997     $14,920    $14,920     $343,811    $123,666    $123,666   $343,811    $452,345    $452,345    $551,861

Age    $95,721      $61,691    $65,441     $343,811     $84,389    $88,139    $343,811    $112,965    $116,715    $343,811
 60
Age    $122,167     $55,054    $55,054     $343,811    $101,740    $101,740   $343,811    $180,281    $180,281    $343,811
 65
Age    $155,920     $41,736    $41,736     $343,811    $116,602    $116,602   $343,811    $286,287    $286,287    $375,036
 70
Age    $198,997     $14,920    $14,920     $343,811    $123,666    $123,666   $343,811    $452,345    $452,345    $551,861
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                        D-8



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $176,860    $194,860    $916,829    $188,752    $206,752   $916,829    $200,643    $218,643    $916,829
 2     $220,500    $173,764    $189,764    $916,829    $197,646    $213,646   $916,829    $222,941    $238,941    $916,829
 3     $231,525    $170,691    $184,691    $916,829    $206,669    $220,669   $916,829    $247,035    $261,035    $916,829
 4     $243,101    $167,620    $179,620    $916,829    $215,806    $227,806   $916,829    $273,078    $285,078    $916,829
 5     $255,256    $164,687    $174,687    $916,829    $225,069    $235,069   $916,829    $301,240    $311,240    $916,829

 6     $268,019    $161,890    $169,890    $916,829    $234,564    $242,564   $916,829    $331,701    $339,701    $916,829
 7     $281,420    $159,225    $165,225    $916,829    $244,298    $250,298   $916,829    $364,693    $370,693    $916,829
 8     $295,491    $156,688    $160,688    $916,829    $254,278    $258,278   $916,829    $400,510    $404,510    $916,829
 9     $310,266    $154,275    $156,275    $916,829    $264,513    $266,513   $916,829    $439,412    $441,412    $916,829
 10    $325,779    $151,984    $151,984    $916,829    $275,010    $275,010   $916,829    $481,680    $481,680    $916,829

 11    $342,068    $148,849    $148,849    $916,829    $285,772    $285,772   $916,829    $529,316    $529,316    $916,829
 12    $359,171    $145,779    $145,779    $916,829    $296,956    $296,956   $916,829    $581,663    $581,663    $916,829
 13    $377,130    $142,772    $142,772    $916,829    $308,577    $308,577   $916,829    $639,187    $639,187    $916,829
 14    $395,986    $139,827    $139,827    $916,829    $320,653    $320,653   $916,829    $702,399    $702,399    $927,167
 15    $415,786    $136,943    $136,943    $916,829    $333,202    $333,202   $916,829    $771,863    $771,863   $1,011,140

 16    $436,575    $134,119    $134,119    $916,829    $346,242    $346,242   $916,829    $848,196    $848,196   $1,102,655
 17    $458,404    $131,352    $131,352    $916,829    $359,792    $359,792   $916,829    $932,079    $932,079   $1,193,061
 18    $481,324    $128,643    $128,643    $916,829    $373,872    $373,872   $916,829   $1,024,257  $1,024,257  $1,290,564
 19    $505,390    $125,990    $125,990    $916,829    $388,503    $388,503   $916,829   $1,125,551  $1,125,551  $1,395,683
 20    $530,660    $123,391    $123,391    $916,829    $403,707    $403,707   $916,829   $1,236,863  $1,236,863  $1,508,972

Age    $255,256    $164,687    $174,687    $916,829    $225,069    $235,069   $916,829    $301,240    $311,240    $916,829
 60
Age    $325,779    $151,984    $151,984    $916,829    $275,010    $275,010   $916,829    $481,680    $481,680    $916,829
 65
Age    $415,786    $136,943    $136,943    $916,829    $333,202    $333,202   $916,829    $771,863    $771,863   $1,011,140
 70
Age    $530,660    $123,391    $123,391    $916,829    $403,707    $403,707   $916,829   $1,236,863  $1,236,863  $1,508,972
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.



                                                        D-9



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $176,860    $194,860    $916,829    $188,752    $206,752   $916,829    $200,643    $218,643    $916,829
 2     $220,500    $173,764    $189,764    $916,829    $197,646    $213,646   $916,829    $222,941    $238,941    $916,829
 3     $231,525    $170,691    $184,691    $916,829    $206,669    $220,669   $916,829    $247,035    $261,035    $916,829
 4     $243,101    $167,616    $179,616    $916,829    $215,806    $227,806   $916,829    $273,078    $285,078    $916,829
 5     $255,256    $164,509    $174,509    $916,829    $225,038    $235,038   $916,829    $301,240    $311,240    $916,829

 6     $268,019    $161,335    $169,335    $916,829    $234,338    $242,338   $916,829    $331,701    $339,701    $916,829
 7     $281,420    $158,047    $164,047    $916,829    $243,671    $249,671   $916,829    $364,659    $370,659    $916,829
 8     $295,491    $154,584    $158,584    $916,829    $252,988    $256,988   $916,829    $400,326    $404,326    $916,829
 9     $310,266    $150,869    $152,869    $916,829    $262,224    $264,224   $916,829    $438,934    $440,934    $916,829
 10    $325,779    $146,812    $146,812    $916,829    $271,308    $271,308   $916,829    $480,749    $480,749    $916,829

 11    $342,068    $141,169    $141,169    $916,829    $279,842    $279,842   $916,829    $527,242    $527,242    $916,829
 12    $359,171    $134,925    $134,925    $916,829    $288,169    $288,169   $916,829    $578,220    $578,220    $916,829
 13    $377,130    $127,962    $127,962    $916,829    $296,201    $296,201   $916,829    $634,203    $634,203    $916,829
 14    $395,986    $120,146    $120,146    $916,829    $303,836    $303,836   $916,829    $695,800    $695,800    $918,456
 15    $415,786    $111,297    $111,297    $916,829    $310,939    $310,939   $916,829    $763,431    $763,431   $1,000,095

 16    $436,575    $101,173    $101,173    $916,829    $317,330    $317,330   $916,829    $837,280    $837,280   $1,088,463
 17    $458,404     $89,448    $89,448     $916,829    $322,766    $322,766   $916,829    $917,917    $917,917   $1,174,934
 18    $481,324     $75,684    $75,684     $916,829    $326,925    $326,925   $916,829   $1,005,890  $1,005,890  $1,267,422
 19    $505,390     $59,340    $59,340     $916,829    $329,413    $329,413   $916,829   $1,101,785  $1,101,785  $1,366,214
 20    $530,660     $39,787    $39,787     $916,829    $329,777    $329,777   $916,829   $1,206,253  $1,206,253  $1,471,628

Age    $255,256    $164,509    $174,509    $916,829    $225,038    $235,038   $916,829    $301,240    $311,240    $916,829
 60
Age    $325,779    $146,812    $146,812    $916,829    $271,308    $271,308   $916,829    $480,749    $480,749    $916,829
 65
Age    $415,786    $111,297    $111,297    $916,829    $310,939    $310,939   $916,829    $763,431    $763,431   $1,000,095
 70
Age    $530,660     $39,787    $39,787     $916,829    $329,777    $329,777   $916,829   $1,206,253  $1,206,253  $1,471,628
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                       D-10



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $65,899    $72,649     $151,898     $70,332    $77,082    $151,898     $74,765     $81,515    $151,898
 2     $82,688      $64,372    $70,372     $151,898     $73,222    $79,222    $151,898     $82,596     $88,596    $151,898
 3     $86,822      $62,916    $68,166     $151,898     $76,172    $81,422    $151,898     $91,043     $96,293    $151,898
 4     $91,163      $61,530    $66,030     $151,898     $79,182    $83,682    $151,898    $100,157    $104,657    $151,898
 5     $95,721      $60,210    $63,960     $151,898     $82,255    $86,005    $151,898    $109,999    $113,749    $151,898

 6     $100,507     $58,955    $61,955     $151,898     $85,393    $88,393    $151,898    $120,630    $123,630    $160,719
 7     $105,533     $57,763    $60,013     $151,898     $88,597    $90,847    $151,898    $132,120    $134,370    $171,993
 8     $110,809     $56,632    $58,132     $151,898     $91,869    $93,369    $151,898    $144,542    $146,042    $184,013
 9     $116,350     $55,560    $56,310     $151,898     $95,211    $95,961    $151,898    $157,979    $158,729    $196,823
 10    $122,167     $54,545    $54,545     $151,898     $98,625    $98,625    $151,898    $172,517    $172,517    $210,471

 11    $128,275     $53,260    $53,260     $151,898    $102,178    $102,178   $151,898    $189,010    $189,010    $226,812
 12    $134,689     $52,005    $52,005     $151,898    $105,858    $105,858   $151,898    $207,080    $207,080    $248,496
 13    $141,424     $50,780    $50,780     $151,898    $109,672    $109,672   $151,898    $226,877    $226,877    $272,253
 14    $148,495     $49,584    $49,584     $151,898    $113,622    $113,622   $151,898    $248,568    $248,568    $298,281
 15    $155,920     $48,415    $48,415     $151,898    $117,715    $117,715   $151,898    $272,331    $272,331    $326,798

 16    $163,716     $47,275    $47,275     $151,898    $121,955    $121,955   $151,898    $298,367    $298,367    $358,040
 17    $171,901     $46,161    $46,161     $151,898    $126,348    $126,348   $152,898    $326,892    $326,892    $392,270
 18    $180,496     $45,073    $45,073     $151,898    $130,899    $130,899   $157,079    $358,143    $358,143    $429,772
 19    $189,521     $44,011    $44,011     $151,898    $135,615    $135,615   $162,737    $392,383    $392,383    $470,859
 20    $198,997     $42,975    $42,975     $151,898    $140,500    $140,500   $168,599    $429,896    $429,896    $515,875


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $95,721      $60,210    $63,960     $151,898     $82,255    $86,005    $151,898    $109,999    $113,749    $151,898
 70
Age    $122,167     $54,545    $54,545     $151,898     $98,625    $98,625    $151,898    $172,517    $172,517    $210,471
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                       D-11



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $64,595    $71,345     $151,898     $69,045    $75,795    $151,898     $73,496     $80,246    $151,898
 2     $82,688      $61,506    $67,506     $151,898     $70,447    $76,447    $151,898     $79,936     $85,936    $151,898
 3     $86,822      $58,193    $63,443     $151,898     $71,684    $76,934    $151,898     $86,886     $92,136    $151,898
 4     $91,163      $54,613    $59,113     $151,898     $72,729    $77,229    $151,898     $94,429     $98,929    $151,898
 5     $95,721      $50,717    $54,467     $151,898     $73,553    $77,303    $151,898    $102,670    $106,420    $151,898

 6     $100,507     $46,426    $49,426     $151,898     $74,103    $77,103    $151,898    $111,729    $114,729    $151,898
 7     $105,533     $41,635    $43,885     $151,898     $74,311    $76,561    $151,898    $121,692    $123,942    $158,645
 8     $110,809     $36,237    $37,737     $151,898     $74,109    $75,609    $151,898    $132,409    $133,909    $168,725
 9     $116,350     $30,062    $30,812     $151,898     $73,386    $74,136    $151,898    $143,868    $144,618    $179,327
 10    $122,167     $22,952    $22,952     $151,898     $72,040    $72,040    $151,898    $156,139    $156,139    $190,490

 11    $128,275     $14,083    $14,083     $151,898     $69,643    $69,643    $151,898    $169,568    $169,568    $203,482
 12    $134,689     $3,823      $3,823     $151,898     $66,384    $66,384    $151,898    $183,900    $183,900    $220,680
 13    $141,424       $0          $0         $0*        $62,069    $62,069    $151,898    $199,151    $199,151    $238,981
 14    $148,495       $0          $0         $0*        $56,467    $56,467    $151,898    $215,335    $215,335    $258,402
 15    $155,920       $0          $0         $0*        $49,252    $49,252    $151,898    $232,449    $232,449    $278,939

 16    $163,716       $0          $0         $0*        $39,943    $39,943    $151,898    $250,453    $250,453    $300,543
 17    $171,901       $0          $0         $0*        $27,898    $27,898    $151,898    $269,287    $269,287    $323,144
 18    $180,496       $0          $0         $0*        $12,157    $12,157    $151,898    $288,835    $288,835    $346,602
 19    $189,521       $0          $0         $0*          $0          $0         $0*      $308,969    $308,969    $370,763
 20    $198,997       $0          $0         $0*          $0          $0         $0*      $329,522    $329,522    $395,426


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $95,721      $50,717    $54,467     $151,898     $73,553    $77,303    $151,898    $102,670    $106,420    $151,898
 70
Age    $122,167     $22,952    $22,952     $151,898     $72,040    $72,040    $151,898    $156,139    $156,139    $190,490
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $151,898 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                                       D-12



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $175,925    $193,925    $405,061    $187,758    $205,758   $405,061    $199,591    $217,591    $405,061
 2     $220,500    $172,035    $188,035    $405,061    $195,682    $211,682   $405,061    $220,730    $236,730    $405,061
 3     $231,525    $168,323    $182,323    $405,061    $203,777    $217,777   $405,061    $243,552    $257,552    $405,061
 4     $243,101    $164,785    $176,785    $405,061    $212,047    $224,047   $405,061    $268,205    $280,205    $405,061
 5     $255,256    $161,415    $171,415    $405,061    $220,497    $230,497   $405,061    $294,851    $304,851    $405,061

 6     $268,019    $158,209    $166,209    $405,061    $229,134    $237,134   $405,061    $323,665    $331,665    $431,164
 7     $281,420    $155,160    $161,160    $405,061    $237,961    $243,961   $405,061    $354,837    $360,837    $461,871
 8     $295,491    $152,265    $156,265    $405,061    $246,985    $250,985   $405,061    $388,575    $392,575    $494,644
 9     $310,266    $149,519    $151,519    $405,061    $256,211    $258,211   $405,061    $425,105    $427,105    $529,610
 10    $325,779    $146,916    $146,916    $405,061    $265,645    $265,645   $405,061    $464,671    $464,671    $566,899

 11    $342,068    $143,599    $143,599    $405,061    $275,489    $275,489   $405,061    $509,605    $509,605    $611,525
 12    $359,171    $140,356    $140,356    $405,061    $285,698    $285,698   $405,061    $558,883    $558,883    $670,659
 13    $377,130    $137,186    $137,186    $405,061    $296,286    $296,286   $405,061    $612,926    $612,926    $735,512
 14    $395,986    $134,088    $134,088    $405,061    $307,266    $307,266   $405,061    $672,196    $672,196    $806,635
 15    $415,786    $131,060    $131,060    $405,061    $318,652    $318,652   $405,061    $737,197    $737,197    $884,636

 16    $436,575    $128,100    $128,100    $405,061    $330,461    $330,461   $405,061    $808,483    $808,483    $970,180
 17    $458,404    $125,207    $125,207    $405,061    $342,707    $342,707   $411,249    $886,663    $886,663   $1,063,995
 18    $481,324    $122,380    $122,380    $405,061    $355,407    $355,407   $426,489    $972,402    $972,402   $1,166,883
 19    $505,390    $119,616    $119,616    $405,061    $368,578    $368,578   $442,294   $1,066,433  $1,066,433  $1,279,719
 20    $530,660    $116,915    $116,915    $405,061    $382,237    $382,237   $458,684   $1,169,556  $1,169,556  $1,403,467


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $255,256    $161,415    $171,415    $405,061    $220,497    $230,497   $405,061    $294,851    $304,851    $405,061
 70
Age    $325,779    $146,916    $146,916    $405,061    $265,645    $265,645   $405,061    $464,671    $464,671    $566,899
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                       D-13



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $172,254    $190,254    $405,061    $184,119    $202,119   $405,061    $195,989    $213,989    $405,061
 2     $220,500    $164,015    $180,015    $405,061    $187,860    $203,860   $405,061    $213,162    $229,162    $405,061
 3     $231,525    $155,180    $169,180    $405,061    $191,158    $205,158   $405,061    $231,695    $245,695    $405,061
 4     $243,101    $145,634    $157,634    $405,061    $193,944    $205,944   $405,061    $251,811    $263,811    $405,061
 5     $255,256    $135,245    $145,245    $405,061    $196,140    $206,140   $405,061    $273,788    $283,788    $405,061

 6     $268,019    $123,802    $131,802    $405,061    $197,607    $205,607   $405,061    $297,944    $305,944    $405,061
 7     $281,420    $111,027    $117,027    $405,061    $198,163    $204,163   $405,061    $324,511    $330,511    $423,054
 8     $295,491     $96,632    $100,632    $405,061    $197,624    $201,624   $405,061    $353,090    $357,090    $449,933
 9     $310,266     $80,165    $82,165     $405,061    $195,696    $197,696   $405,061    $383,649    $385,649    $478,205
 10    $325,779     $61,205    $61,205     $405,061    $192,106    $192,106   $405,061    $416,372    $416,372    $507,974

 11    $342,068     $37,555    $37,555     $405,061    $185,716    $185,716   $405,061    $452,182    $452,182    $542,619
 12    $359,171     $10,195    $10,195     $405,061    $177,023    $177,023   $405,061    $490,400    $490,400    $588,480
 13    $377,130       $0          $0         $0*       $165,519    $165,519   $405,061    $531,070    $531,070    $637,284
 14    $395,986       $0          $0         $0*       $150,580    $150,580   $405,061    $574,228    $574,228    $689,073
 15    $415,786       $0          $0         $0*       $131,339    $131,339   $405,061    $619,864    $619,864    $743,837

 16    $436,575       $0          $0         $0*       $106,515    $106,515   $405,061    $667,874    $667,874    $801,449
 17    $458,404       $0          $0         $0*        $74,396    $74,396    $405,061    $718,099    $718,099    $861,719
 18    $481,324       $0          $0         $0*        $32,421    $32,421    $405,061    $770,228    $770,228    $924,274
 19    $505,390       $0          $0         $0*          $0          $0         $0*      $823,918    $823,918    $988,702
 20    $530,660       $0          $0         $0*          $0          $0         $0*      $878,726    $878,726   $1,054,471


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $255,256    $135,245    $145,245    $405,061    $196,140    $206,140   $405,061    $273,788    $283,788    $405,061
 70
Age    $325,779     $61,205    $61,205     $405,061    $192,106    $192,106   $405,061    $416,372    $416,372    $507,974
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $405,061 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                                       D-14



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $66,292    $73,042     $215,015     $70,751    $77,501    $215,015     $75,210     $81,960    $215,015
 2     $82,688      $65,029    $71,029     $215,015     $73,985    $79,985    $215,015     $83,472     $89,472    $215,015
 3     $86,822      $63,760    $69,010     $215,015     $77,203    $82,453    $215,015     $92,326     $97,576    $215,015
 4     $91,163      $62,548    $67,048     $215,015     $80,496    $84,996    $215,015    $101,871    $106,371    $215,015
 5     $95,721      $61,391    $65,141     $215,015     $83,869    $87,619    $215,015    $112,209    $115,959    $215,015

 6     $100,507     $60,289    $63,289     $215,015     $87,322    $90,322    $215,015    $123,411    $126,411    $215,015
 7     $105,533     $59,240    $61,490     $215,015     $90,858    $93,108    $215,015    $135,555    $137,805    $215,015
 8     $110,809     $58,241    $59,741     $215,015     $94,481    $95,981    $215,015    $148,726    $150,226    $215,015
 9     $116,350     $57,293    $58,043     $215,015     $98,192    $98,942    $215,015    $163,017    $163,767    $215,015
 10    $122,167     $56,392    $56,392     $215,015    $101,994    $101,994   $215,015    $178,528    $178,528    $217,804

 11    $128,275     $55,174    $55,174     $215,015    $105,880    $105,880   $215,015    $195,987    $195,987    $235,185
 12    $134,689     $53,982    $53,982     $215,015    $109,914    $109,914   $215,015    $215,154    $215,154    $258,185
 13    $141,424     $52,816    $52,816     $215,015    $114,101    $114,101   $215,015    $236,196    $236,196    $283,435
 14    $148,495     $51,675    $51,675     $215,015    $118,448    $118,448   $215,015    $259,295    $259,295    $311,154
 15    $155,920     $50,558    $50,558     $215,015    $122,960    $122,960   $215,015    $284,653    $284,653    $341,584

 16    $163,716     $49,466    $49,466     $215,015    $127,644    $127,644   $215,015    $312,491    $312,491    $374,989
 17    $171,901     $48,397    $48,397     $215,015    $132,507    $132,507   $215,015    $343,052    $343,052    $411,662
 18    $180,496     $47,352    $47,352     $215,015    $137,555    $137,555   $215,015    $376,601    $376,601    $451,921
 19    $189,521     $46,329    $46,329     $215,015    $142,795    $142,795   $215,015    $413,432    $413,432    $496,118
 20    $198,997     $45,328    $45,328     $215,015    $148,235    $148,235   $215,015    $453,864    $453,864    $544,636


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $95,721      $61,391    $65,141     $215,015     $83,869    $87,619    $215,015    $112,209    $115,959    $215,015
 70
Age    $122,167     $56,392    $56,392     $215,015    $101,994    $101,994   $215,015    $178,528    $178,528    $217,804
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                       D-15



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                      MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $78,750      $66,292    $73,042     $215,015     $70,751    $77,501    $215,015     $75,210     $81,960    $215,015
 2     $82,688      $65,029    $71,029     $215,015     $73,985    $79,985    $215,015     $83,472     $89,472    $215,015
 3     $86,822      $63,684    $68,934     $215,015     $77,181    $82,431    $215,015     $92,326     $97,576    $215,015
 4     $91,163      $62,229    $66,729     $215,015     $80,316    $84,816    $215,015    $101,823    $106,323    $215,015
 5     $95,721      $60,627    $64,377     $215,015     $83,366    $87,116    $215,015    $112,021    $115,771    $215,015

 6     $100,507     $58,833    $61,833     $215,015     $86,295    $89,295    $215,015    $122,986    $125,986    $215,015
 7     $105,533     $56,787    $59,037     $215,015     $89,060    $91,310    $215,015    $134,798    $137,048    $215,015
 8     $110,809     $54,409    $55,909     $215,015     $91,602    $93,102    $215,015    $147,552    $149,052    $215,015
 9     $116,350     $51,596    $52,346     $215,015     $93,848    $94,598    $215,015    $161,372    $162,122    $215,015
 10    $122,167     $48,228    $48,228     $215,015     $95,715    $95,715    $215,015    $176,425    $176,425    $215,239

 11    $128,275     $43,692    $43,692     $215,015     $96,954    $96,954    $215,015    $193,225    $193,225    $231,870
 12    $134,689     $38,273    $38,273     $215,015     $97,659    $97,659    $215,015    $211,422    $211,422    $253,706
 13    $141,424     $31,787    $31,787     $215,015     $97,716    $97,716    $215,015    $231,068    $231,068    $277,281
 14    $148,495     $24,005    $24,005     $215,015     $96,986    $96,986    $215,015    $252,212    $252,212    $302,654
 15    $155,920     $14,624    $14,624     $215,015     $95,286    $95,286    $215,015    $274,885    $274,885    $329,862

 16    $163,716     $3,229      $3,229     $215,015     $92,360    $92,360    $215,015    $299,087    $299,087    $358,904
 17    $171,901       $0          $0         $0*        $87,858    $87,858    $215,015    $324,778    $324,778    $389,734
 18    $180,496       $0          $0         $0*        $81,292    $81,292    $215,015    $351,866    $351,866    $422,239
 19    $189,521       $0          $0         $0*        $72,001    $72,001    $215,015    $380,207    $380,207    $456,249
 20    $198,997       $0          $0         $0*        $59,091    $59,091    $215,015    $409,613    $409,613    $491,535


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $95,721      $60,627    $64,377     $215,015     $83,366    $87,116    $215,015    $112,021    $115,771    $215,015
 70
Age    $122,167     $48,228    $48,228     $215,015     $95,715    $95,715    $215,015    $176,425    $176,425    $215,239
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $215,015 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                                       D-16



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $176,780    $194,780    $573,372    $188,670    $206,670   $573,372    $200,560    $218,560    $573,372
 2     $220,500    $173,431    $189,431    $573,372    $197,293    $213,293   $573,372    $222,591    $238,591    $573,372
 3     $231,525    $170,229    $184,229    $573,372    $206,093    $220,093   $573,372    $246,357    $260,357    $573,372
 4     $243,101    $167,170    $179,170    $573,372    $215,111    $227,111   $573,372    $272,108    $284,108    $573,372
 5     $255,256    $164,250    $174,250    $573,372    $224,352    $234,352   $573,372    $300,026    $310,026    $573,372

 6     $268,019    $161,465    $169,465    $573,372    $233,823    $241,823   $573,372    $330,309    $338,309    $573,372
 7     $281,420    $158,811    $164,811    $573,372    $243,534    $249,534   $573,372    $363,171    $369,171    $573,372
 8     $295,491    $156,286    $160,286    $573,372    $253,489    $257,489   $573,372    $398,850    $402,850    $573,372
 9     $310,266    $153,884    $155,884    $573,372    $263,699    $265,699   $573,372    $437,600    $439,600    $573,372
 10    $325,779    $151,603    $151,603    $573,372    $274,170    $274,170   $573,372    $479,703    $479,703    $585,238

 11    $342,068    $148,476    $148,476    $573,372    $284,900    $284,900   $573,372    $527,143    $527,143    $632,572
 12    $359,171    $145,414    $145,414    $573,372    $296,049    $296,049   $573,372    $579,275    $579,275    $695,130
 13    $377,130    $142,415    $142,415    $573,372    $307,635    $307,635   $573,372    $636,563    $636,563    $763,875
 14    $395,986    $139,477    $139,477    $573,372    $319,674    $319,674   $573,372    $699,516    $699,516    $839,419
 15    $415,786    $136,600    $136,600    $573,372    $332,185    $332,185   $573,372    $768,695    $768,695    $922,434

 16    $436,575    $133,783    $133,783    $573,372    $345,185    $345,185   $573,372    $844,715    $844,715   $1,013,658
 17    $458,404    $131,024    $131,024    $573,372    $358,693    $358,693   $573,372    $928,253    $928,253   $1,113,904
 18    $481,324    $128,321    $128,321    $573,372    $372,731    $372,731   $573,372   $1,020,053  $1,020,053  $1,224,063
 19    $505,390    $125,674    $125,674    $573,372    $387,317    $387,317   $573,372   $1,120,931  $1,120,931  $1,345,117
 20    $530,660    $123,082    $123,082    $573,372    $402,475    $402,475   $573,372   $1,231,786  $1,231,786  $1,478,143


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $255,256    $164,250    $174,250    $573,372    $224,352    $234,352   $573,372    $300,026    $310,026    $573,372
 70
Age    $325,779    $151,603    $151,603    $573,372    $274,170    $274,170   $573,372    $479,703    $479,703    $585,238
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                                       D-17



                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                                              VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                                    MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------
       Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
      Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
       Interest
ContraAt 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
Year     Year        Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
----     ----        -----      -----      -------       -----      -----      -------      -----       -----      -------


 1     $210,000    $176,780    $194,780    $573,372    $188,670    $206,670   $573,372    $200,560    $218,560    $573,372
 2     $220,500    $173,411    $189,411    $573,372    $197,293    $213,293   $573,372    $222,591    $238,591    $573,372
 3     $231,525    $169,825    $183,825    $573,372    $205,815    $219,815   $573,372    $246,203    $260,203    $573,372
 4     $243,101    $165,943    $177,943    $573,372    $214,177    $226,177   $573,372    $271,529    $283,529    $573,372
 5     $255,256    $161,671    $171,671    $573,372    $222,309    $232,309   $573,372    $298,722    $308,722    $573,372

 6     $268,019    $156,888    $164,888    $573,372    $230,120    $238,120   $573,372    $327,963    $335,963    $573,372
 7     $281,420    $151,433    $157,433    $573,372    $237,493    $243,493   $573,372    $359,461    $365,461    $573,372
 8     $295,491    $145,091    $149,091    $573,372    $244,272    $248,272   $573,372    $393,471    $397,471    $573,372
 9     $310,266    $137,590    $139,590    $573,372    $250,262    $252,262   $573,372    $430,325    $432,325    $573,372
 10    $325,779    $128,608    $128,608    $573,372    $255,241    $255,241   $573,372    $470,468    $470,468    $573,970

 11    $342,068    $116,511    $116,511    $573,372    $258,545    $258,545   $573,372    $515,266    $515,266    $618,319
 12    $359,171    $102,062    $102,062    $573,372    $260,424    $260,424   $573,372    $563,792    $563,792    $676,550
 13    $377,130     $84,766    $84,766     $573,372    $260,576    $260,576   $573,372    $616,181    $616,181    $739,417
 14    $395,986     $64,013    $64,013     $573,372    $258,631    $258,631   $573,372    $672,565    $672,565    $807,078
 15    $415,786     $38,997    $38,997     $573,372    $254,096    $254,096   $573,372    $733,026    $733,026    $879,632

 16    $436,575     $8,612      $8,612     $573,372    $246,295    $246,295   $573,372    $797,565    $797,565    $957,078
 17    $458,404       $0          $0         $0*       $234,289    $234,289   $573,372    $866,075    $866,075   $1,039,290
 18    $481,324       $0          $0         $0*       $216,779    $216,779   $573,372    $938,309    $938,309   $1,125,971
 19    $505,390       $0          $0         $0*       $192,003    $192,003   $573,372   $1,013,886  $1,013,886  $1,216,663
 20    $530,660       $0          $0         $0*       $157,576    $157,576   $573,372   $1,092,300  $1,092,300  $1,310,760


Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 60
Age      N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
 65

Age    $255,256    $161,671    $171,671    $573,372    $222,309    $232,309   $573,372    $298,722    $308,722    $573,372
 70
Age    $325,779    $128,608    $128,608    $573,372    $255,241    $255,241   $573,372    $470,468    $470,468    $573,970
 75

-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $573,372 based on the assumptions for this illustration.


The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

APPENDIX E -

SPECIAL TERMS

Age: how old the insured is on his or her last birthday before the date of issue and, subsequently, the contract anniversary. However, for benefit payment options, age is based on the age nearest birthday of the designated individual.

Attained Age: the insured's age as of the insured's last birthday at the start of the contract year. Attained age is used in the calculation of the guideline minimum sum insured.

Beneficiary: the person or persons you name to receive the net death benefit when the insured dies.

Contract Owner: the person who may exercise all rights under the contract, with the consent of any irrevocable beneficiary. You and your refer to the contract owner in this prospectus.

Contract Value: the total value of your contract. It is the sum of the:

      value of the units of the sub-accounts credited to your contract; plus accumulation in the fixed account credited to your contract.

Date of Default: the first day of the grace period.

Date of Issue:  the date the  contract  was  issued.  It is used to measure  the
monthly   processing  date,   contract  months,   contract  years  and  contract
anniversaries.

Death Benefit: the amount payable when the insured dies before the maturity date, before deductions for any outstanding loan and due and unpaid partial withdrawals, withdrawal transaction fees, applicable surrender charges, and monthly deductions.

Evidence of Insurability: information, including medical information, that we use to decide whether to issue the requested coverage, to determine the underwriting class for the person insured, or to determine whether the contract may be reinstated.





Face Amount: the amount of insurance coverage. The initial face amount is shown in your contract.

Final Payment Date: the contract anniversary coinciding with or immediately following the insured's 100th birthday. For a Second-to-Die contract, the final payment date is the contract anniversary coinciding with or immediately following the younger insured's 100th birthday. No payments are permitted by you after this date. No monthly deduction (including insurance protection charges) will be deducted from the contract value after this date. Generally, the net death benefit after this date will equal the guideline minimum sum insured minus any outstanding loan, except as otherwise provided in a Guaranteed Death Benefit Rider, if attached to the contract.

Fixed Account: an account that is a part of the general account and that guarantees a fixed interest rate.

Foreclosure: the reclassification of an outstanding loan at the end of the grace period if: (a) the contract lapses with an outstanding loan, and the contract is subsequently terminated at the end of the grace period; or (b) the outstanding loan is in default and the excess outstanding loan is not paid back by the end of the grace period, resulting in the termination of the contract.

General Account: all our assets other than those held in separate investment accounts.

Grace Period: the 62-day period starting on: (a) the monthly processing date on which the surrender value is less than the monthly deductions due and the contract lapses; or (b) the date on which the outstanding loan exceeds the contract value less surrender charges.

Guideline Minimum Sum Insured: the minimum death benefit required to qualify the contract as a life insurance contract under federal tax laws. The guideline minimum sum insured is the product of:

      the contract value times

      a percentage based on the insured's attained age.

Insurance Protection Amount: the death benefit less the contract value.

Insured: the person or persons insured under the contract. If more than one person is insured, all provisions of the contract that are based on the death of the insured will be based on the date of death of the last surviving insured.

Internal Revenue Code or Code: the Internal Revenue Code of 1986, as amended, and its rules and regulations.

Loan Value: the maximum amount you may borrow under the contract.

Maturity Date: the contract anniversary coinciding with or immediately following the insured's 115th birthday. If two persons are insured, the maturity date is the contract anniversary coinciding with or immediately following the younger insured's 115th birthday.

Monthly Insurance Protection Charge: the amount of money we deduct from the contract value each month to pay for the insurance protection amount.

Monthly Processing Date: the date, shown in your contract, on which monthly deductions are deducted.

Net Death Benefit: on or before the final payment date:

      the death benefit; minus

      any outstanding loan, monthly deductions due and unpaid through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is:

      the guideline minimum sum insured; minus

      any outstanding loan through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect after the final payment date, the net death benefit will be the greater of:

      the face amount as of the final payment date, or

the guideline minimum sum insured as of the date we receive due proof of death reduced by any outstanding loan through the contract month in which the insured dies.

Outstanding Loan: all unpaid contract loans plus loan interest due or accrued.

Portfolio:   a  mutual  fund  investment  portfolio  in  which  a  corresponding sub-account invests.

Pro rata Allocation: an allocation among the fixed account and the sub-accounts in the same proportion that, on the date of allocation, the portion of the contract value in the fixed account and the portion of the contract value in each sub-account bear to the total contract value net of any outstanding loans.

Second-to-Die:   the   contract   may  be   issued   as  a  joint   survivorship
(second-to-die) contract. Life insurance coverage is provided for two insureds, with death benefits payable at the death of the last surviving insured.

Separate Account: Transamerica Occidental Life Separate Account VUL-2 of Transamerica Occidental Life Insurance Company, one of our separate investment accounts.

Sub-Account: a subdivision of the separate account investing exclusively in the shares of a portfolio.

Surrender Value: the contract value less any outstanding loan and surrender charges. The surrender value is the amount payable on a full surrender.

Transamerica: Transamerica Occidental Life Insurance Company. We, our, us, Company and Transamerica refer to Transamerica Occidental Life Insurance Company in this prospectus.

Underwriting Class: the insurance risk classification that we assign the insured based on the information in the application and other evidence of insurability we consider. The insured's underwriting class will affect the monthly insurance protection charge.

Unit: a measure of your interest in a sub-account.

Valuation Date: any day on which the net asset value of the shares of any portfolio and unit values of any sub-accounts are computed. Valuation dates currently occur on:

      each day the New York Stock Exchange is open for trading; and

      other days, such as those other than a day during which no payment, partial withdrawal or surrender of a contract was received, when there is a sufficient degree of trading in a portfolio's securities so that the current net asset value of the sub-account may be materially affected.

Valuation Period: the interval between two consecutive valuation dates.

Variable Life Service Center: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

      Our mailing address for all written requests and other correspondence is:

                                  Transamerica Occidental Life Insurance Company
                                           Variable Life Service Center
                                                   P.O. Box 8990
                                         Boston, Massachusetts 02266-8990

      Our address for express mail packages is:

                                  Transamerica Occidental Life Insurance Company
                                           Variable Life Service Center
                                                 2 Heritage Drive
                                            Quincy, Massachusetts 02171

      Our customer service telephone number is:
                                                  (800) 782-8315.

Written Request: your request in writing, satisfactory to us, received at our Variable Life Service Center.